Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
AmendmentDescription	Amendment 3 to Form S-1
Document Period End Date	Sep 30, 2012
Trading Symbol	KALOP
Entity Registrant Name	KALOBIOS PHARMACEUTICALS INC
Entity Central Index Key	0001293310
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 6,417	$ 3,338	$ 8,902
Marketable securities	18,322	14,509	24,852
Restricted cash			483
Interest receivable	65	61	169
Contract receivables	69	177	509
Prepaid expenses and other current assets	824	519	400
Total current assets	25,697	18,604	35,315
Restricted cash	205	205
Property and equipment, net	256	427	447
Intangible and other assets	2,120	111	222
Total assets	28,278	19,347	35,984
Current liabilities:
Accounts payable	2,503	266	1,174
Accrued compensation	402	832	737
Deferred revenue, short-term		5,630	15,694
Deferred rent, short-term	89	53	195
Accrued research and clinical liabilities	790	1,079	1,034
Other accrued liabilities	255	248	360
Total current liabilities	4,039	8,108	19,194
Deferred revenue, long-term			3,913
Deferred rent, long-term	93	163
Notes payable	4,815
Convertible preferred stock warrant liabilities	584	117	69
Other liabilities, long-term	198	126	33
Total liabilities	9,729	8,514	23,209
Commitments and contingencies (Note 8)
Convertible preferred stock, $0.001 par value: 39,108,536 shares authorized at December 31, 2010 and 2011, and 60,152,555 shares authorized at September 30, 2012; 10,657,030 shares issued and outstanding at December 31, 2010 and 2011, and 12,329,330 shares issued and outstanding at September 30, 2012; no shares authorized, issued and outstanding at September 30, 2012 pro forma (unaudited); aggregate liquidation preference of $85,262 at December 31, 2011 and $105,512 at September 30, 2012	102,023	83,178	83,178
Stockholders' deficit:
Common stock, $0.001 par value: 60,000,000 shares authorized at December 31, 2010 and 2011, and 80,000,000 shares authorized at September 30, 2012 (unaudited); 1,856,765, 1,986,431 and 2,167,041 shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012 (unaudited), respectively; 47,500,000 shares authorized and 15,135,077 shares issued and outstanding at September 30, 2012 pro forma (unaudited)	2	2	2
Additional paid-in capital	3,083	2,412	2,124
Accumulated other comprehensive income (loss)	11	(1)	(3)
Accumulated deficit	(86,570)	(74,758)	(72,526)
Total stockholders' (deficit) equity	(83,474)	(72,345)	(70,403)
Total liabilities, convertible preferred stock and stockholders' (deficit) equity	28,278	19,347	35,984
Pro Forma
Current liabilities:
Commitments and contingencies (Note 8)
Stockholders' deficit:
Common stock, $0.001 par value: 60,000,000 shares authorized at December 31, 2010 and 2011, and 80,000,000 shares authorized at September 30, 2012 (unaudited); 1,856,765, 1,986,431 and 2,167,041 shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012 (unaudited), respectively; 47,500,000 shares authorized and 15,135,077 shares issued and outstanding at September 30, 2012 pro forma (unaudited)	15
Additional paid-in capital	105,677
Accumulated other comprehensive income (loss)	11
Accumulated deficit	(86,570)
Total stockholders' (deficit) equity	$ 19,133

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	60,152,555	39,108,536	39,108,536
Convertible preferred stock, shares issued	12,329,330	10,657,030	10,657,030
Convertible preferred stock, shares outstanding	12,329,330	10,657,030	10,657,030
Convertible preferred stock, shares outstanding, liquidation preference	$ 105,512	$ 85,262	$ 85,262
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	80,000,000	60,000,000	60,000,000
Common stock, shares issued	2,167,041	1,986,431	1,856,765
Common stock, shares outstanding	2,167,041	1,986,431	1,856,765
Pro Forma
Convertible preferred stock, par value	$ 0.001
Convertible preferred stock, shares authorized
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Common stock, par value	$ 0.001
Common stock, shares authorized	47,500,000
Common stock, shares issued	14,497,501
Common stock, shares outstanding	14,497,501

Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract revenue	$ 6,080	$ 14,386	$ 20,255	$ 17,712	$ 589
Operating expenses:
Research and development	14,238	15,070	18,512	18,893	22,862
General and administrative	3,392	3,203	4,010	4,942	5,190
Total operating expenses	17,630	18,273	22,522	23,835	28,052
Loss from operations	(11,550)	(3,887)	(2,267)	(6,123)	(27,463)
Other income (expense):
Interest income, net	35	36	43	108	291
Other income (expense), net	(297)	(43)	(8)	915	348
Loss before benefit for income taxes	(11,812)	(3,894)	(2,232)	(5,100)	(26,824)
Benefit for income taxes					(19)
Net loss	(11,812)	(3,894)	(2,232)	(5,100)	(26,805)
Other comprehensive income (loss):
Net unrealized gains (losses) on marketable securities	12	1	2	(13)	(108)
Comprehensive loss	$ (11,800)	$ (3,893)	$ (2,230)	$ (5,113)	$ (26,913)
Basic and diluted net loss per common share	$ (5.71)	$ (2.03)	$ (1.15)	$ (3.02)	$ (18.89)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	2,070,013	1,921,705	1,933,672	1,689,894	1,419,066
Pro Forma
Other comprehensive income (loss):
Basic and diluted net loss per common share	$ (0.84)		$ (0.17)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	13,592,806		12,590,702

Consolidated Statements of Convertible Preferred Stock and Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock	Convertible Preferred Stock Series D Preferred Stock	Convertible Preferred Stock Series E Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balances at Dec. 31, 2008	$ (39,308)	$ 78,187			$ 1	$ 1,194	$ 118	$ (40,621)
Beginning balances (in shares) at Dec. 31, 2008		10,225,057			1,259,762
Issuance of convertible preferred stock, net of issuance costs (in shares)			431,973
Issuance of convertible preferred stock, net of issuance costs			4,991
Issuance of common stock upon exercise of options and vesting of stock awards (in shares)					250,079
Issuance of common stock upon exercise of options and vesting of stock awards	95					95
Employee stock-based compensation expense	345					345
Comprehensive loss	(26,913)						(108)	(26,805)
Ending balance at Dec. 31, 2009	(65,781)	83,178			1	1,634	10	(67,426)
Ending balance (in shares) at Dec. 31, 2009		10,657,030			1,509,841
Issuance of common stock upon exercise of options and vesting of stock awards (in shares)					346,924
Issuance of common stock upon exercise of options and vesting of stock awards	192				1	191
Employee stock-based compensation expense	299					299
Comprehensive loss	(5,113)						(13)	(5,100)
Ending balance at Dec. 31, 2010	(70,403)	83,178			2	2,124	(3)	(72,526)
Ending balance (in shares) at Dec. 31, 2010		10,657,030			1,856,765
Issuance of common stock upon exercise of options and vesting of stock awards (in shares)					129,666
Issuance of common stock upon exercise of options and vesting of stock awards	67					67
Employee stock-based compensation expense	221					221
Comprehensive loss	(2,230)						2	(2,232)
Ending balance at Dec. 31, 2011	(72,345)	83,178			2	2,412	(1)	(74,758)
Ending balance (in shares) at Dec. 31, 2011		10,657,030			1,986,431
Issuance of convertible preferred stock, net of issuance costs (in shares)				1,672,300
Issuance of convertible preferred stock, net of issuance costs				18,845
Issuance of common stock upon exercise of options and vesting of stock awards (in shares)					180,610
Issuance of common stock upon exercise of options and vesting of stock awards	55					55
Employee stock-based compensation expense	616					616
Comprehensive loss	(11,800)						12	(11,812)
Ending balance at Sep. 30, 2012	$ (83,474)	$ 102,023			$ 2	$ 3,083	$ 11	$ (86,570)
Ending balance (in shares) at Sep. 30, 2012		12,329,330			2,167,041

Consolidated Statements of Convertible Preferred Stock and Stockholders' (Deficit) Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2009 Series D Preferred Stock	Sep. 30, 2012 Series E Preferred Stock
Issuance of convertible preferred stock, issuance cost	$ 9	$ 1,404

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss:	$ (11,812)	$ (3,894)	$ (2,232)	$ (5,100)	$ (26,805)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	147	413	484	732	733
Amortization of intangible assets	83	83	111	111	111
Non cash interest expense	9
Amortization of premium on marketable securities	172	348	429	375	121
Stock-based compensation expense	616	166	221	299	345
Gains on disposal of fixed assets	(146)			(4)
Change in fair value of preferred stock warrant liabilities	388		48	(2)	(348)
Changes in operating assets and liabilities
Contracts receivable	108	181	332	(509)	(28)
Interest receivable	(4)		109	(24)	283
Prepaid expenses and other current assets	(304)	(4)	(120)	(78)	18
Accounts payable	1,817	(775)	(908)	487	(481)
Accrued compensation	(430)	375	95	107	6
Deferred revenue	(5,630)	(8,286)	(13,977)	19,607	(289)
Accrued research and clinical liabilities	(289)	781	45	(1,072)	1,312
Other liabilities	(39)	(103)	11	(257)	156
Deferred rent	(34)	11	22	(271)	(153)
Net cash provided by (used in) operating activities	(15,348)	(10,704)	(15,330)	14,401	(25,019)
Investing activities:
Purchases of property and equipment		(457)	(463)	(68)	(293)
Proceeds from sale of property and equipment	170
Purchases of marketable securities	(23,652)	(24,263)	(26,974)	(59,344)	(28,497)
Proceeds from maturities of marketable securities	19,680	32,180	36,891	49,225	33,955
Changes in restricted cash		278	278	(183)
Net cash provided by (used in) investing activities	(3,802)	7,738	9,732	(10,370)	5,165
Financing activities:
Proceeds from issuances of common stock	54	88	34	119	7
Proceeds from issuances of convertible preferred stock, net	18,845				4,991
Proceeds from issuances of debt, net	4,840
Payments of deferred offering costs	(1,510)
Payment for repurchase of common stock					(10)
Net cash provided by financing activities	22,229	88	34	119	4,988
Net increase (decrease) in cash and cash equivalents	3,079	(2,878)	(5,564)	4,150	(14,866)
Cash and cash equivalents, beginning of period	3,338	8,902	8,902	4,752	19,618
Cash and cash equivalents, end of period	6,417	6,024	3,338	8,902	4,752
Supplemental disclosure of non cash investing and financing activities:
Warrant issued in connection with note payable	$ 79

Organization and Description of Business	9 Months Ended
Sep. 30, 2012
Organization and Description of Business

1. Organization and Description of Business

KaloBios Pharmaceuticals, Inc. (the Company) is a biopharmaceutical company whose primary business is to develop monoclonal antibody therapeutics for diseases that represent a significant burden to society and to patients and their families. The Company’s primary clinical focus is on respiratory diseases and cancer. The Company was incorporated on March 15, 2000 in California and reincorporated as a Delaware corporation in September 2001. All of the Company’s assets are located in California.

The Company has incurred significant losses and had an accumulated deficit of $86.6 million as of September 30, 2012. The Company has financed its operations primarily through the sale of equity securities, grants and the payments received under its agreements with Novartis Pharma AG (Novartis) and Sanofi Pasteur S.A. (Sanofi). To date, none of the Company’s product candidates have been approved for sale and therefore the Company has not generated any revenue from product sales. Management expects operating losses to continue for the foreseeable future. As a result, the Company will continue to require additional capital through equity offerings, debt financing and/or payments under new or existing licensing or collaboration agreements. If sufficient funds on acceptable terms are not available when needed, the Company could be required to significantly reduce its operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and include all adjustments necessary for the presentation of our consolidated financial position, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. The Company believes judgment is involved in determining revenue recognition, the fair value-based measurement of stock-based compensation, accruals and warrant valuations. The Company evaluates its estimates and assumptions as facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates and assumptions, and those differences could be material to the consolidated financial statements.

Unaudited Interim Financial Information

The accompanying balance sheet as of September 30, 2012, the statements of comprehensive loss and cash flows for the nine months ended September 30, 2011 and 2012 and the statements of convertible preferred stock and stockholder’s (deficit) equity as of September 30, 2012 are unaudited. The financial data and other information disclosed in these notes to the financial statements related to September 30, 2012 and the nine month periods ended September 30, 2011 and 2012 are also unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s financial position as of September 30, 2012 and the results of its operations and cash flows for the nine months ended September 30, 2011 and 2012. The results for the nine months ended September 30, 2012 are not necessarily indicative of results to be expected for the year ending December 31, 2012 or for any other interim period or for any future year.

Unaudited Pro Forma Stockholders’ Equity

The unaudited pro forma stockholders’ equity has been prepared assuming: immediately prior to the completion of the Company’s proposed initial public offering (IPO), the automatic conversion of all outstanding shares of convertible preferred stock into 12,968,036 shares of common stock assuming an initial public offering price of $8.50 per share, the midpoint of the proposed IPO price range; the expiration of a warrant to purchase 33,032 shares of Series E convertible preferred stock (Series E Preferred) which will expire upon completion of the IPO if unexercised; the conversion of the Company’s warrant exercisable for Series B-2 convertible preferred stock into a warrant for common stock immediately prior to the completion of the proposed IPO; the related reclassification of convertible preferred stock warrant liabilities to additional paid-in capital; and the amendment and restatement of the Company’s certificate of incorporation in connection with the completion of the proposed IPO. The unaudited pro forma stockholders’ equity gives effect to these adjustments as if the proposed IPO was completed as of September 30, 2012, but does not consider any proceeds from the proposed IPO.

Concentration of Credit Risk

Cash, cash equivalents, and marketable securities consist of financial instruments that potentially subject the Company to a concentration of credit risk in the event of a default by the related financial institution holding the securities, to the extent of the value recorded in the balance sheet. The Company invests cash that is not required for immediate operating needs primarily in highly liquid instruments with lower credit risk. The Company has established guidelines relating to the quality, diversification, and maturities of securities to enable the Company to manage its credit risk.

Fair Value of Financial Instruments

Cash, accounts payable and accrued liabilities are carried at cost, which approximates fair value given their short-term nature. Marketable securities, cash equivalents, and warrants for convertible preferred stock are carried at fair value.

The fair value of financial instruments reflects the amounts that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value hierarchy is based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable, and the third is considered unobservable, as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than those included in Level 1 that are directly or indirectly observable, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company measures the fair value of financial assets and liabilities using the highest level of inputs that are reasonably available as of the measurement date. The following tables summarize the fair value of financial assets and liabilities (investments and convertible preferred stock warrant liabilities) that are measured at fair value, and the classification by level of input within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$7,529	$—	$—	$7,529
U.S. treasury notes	1,274	—	—	1,274
Commercial paper		6,749		6,749
Corporate securities	—	7,475	—	7,475
U.S. government-backed securities	—	10,677	—	10,677

Total investments	$8,803	$24,901	$—	$33,704

Convertible preferred stock warrant liabilities	$—	$—	$69	$69

	Fair Value Measurements as of December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$2,973	$—	$—	$2,973
U.S. treasury notes	3,051	—	—	3,051
Corporate securities	—	6,022	—	6,022
U.S. government-backed securities	—	5,436	—	5,436

Total investments	$6,024	$11,458	$—	$17,482

Convertible preferred stock warrant liabilities	$—	$—	$117	$117

	Fair Value Measurements as of September 30, 2012
(in thousands)	Level 1	Level 2	Level 3	Total
	(unaudited)
Investments:
Money market funds	$5,733	$—	$—	$5,733
U.S. treasury notes	502	—	—	502
Commercial paper	—	4,248		4,248
Corporate securities	—	5,264	—	5,264
U.S. government-backed securities	—	8,307	—	8,307

Total investments	$6,235	$17,819	$—	$24,054

Convertible preferred stock warrant liabilities	$—	$—	$584	$584

The Company’s Level 2 investments include U.S. government-backed securities and corporate securities that are valued based upon observable inputs that may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. The fair value of the Company’s commercial paper is based upon the time to maturity and discounted using the three-month treasury bill rate. The average remaining maturity of the Company’s Level 2 investments as of September 30, 31, 2012 is less than three months and all of these investments are rated by S&P and Moody’s at AAA or AA+. As of September 30, 2012, the Company’s corporate securities are fully FDIC-insured under the Temporary Liquidity Guarantee Program (TLGP).

The fair value of the convertible preferred stock warrant liabilities as of December 31, 2010 and 2011 was calculated by using an Option Pricing Model to allocate the total enterprise value to the various securities within the Company’s capital structure. The estimated total enterprise value was $99.5 million and $106.9 million at December 31, 2010 and December 31, 2011, respectively. The model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction. Inputs to the model included:

	December 31,
	2010	2011
Time to liquidity (in years)	0.5	2.0
Volatility	57%	53%
Discounted cash flow rate	14%	14%
Risk free interest rate	0.21%	0.25%
Marketability discount rate	20%	27%

The time to liquidity input was based on the Company’s estimate of when potential liquidity could be provided to stockholders. The volatility factor used was based on the average historic price volatility for publicly traded industry peers. The discounted cash flow rate used takes into consideration a company specific risk premium, market risk premium and an assumed risk free rate of return. The risk-free interest rate used was based on the yields of U.S. Treasury securities with maturities similar to the time to liquidity. The marketability discount is used to reflect that private company securities are generally less liquid than a public company.

The fair value of the convertible preferred stock warrant liabilities as of September 30, 2012 was calculated by allocating the total enterprise value of the Company to the various securities, including convertible preferred stock warrants, within the Company’s capital structure using the probability-weighted expected return method (PWERM). The change to the PWERM model from the model used at December 31, 2011 reflected the continued development of the Company. The fair value of the convertible preferred stock warrant liabilities through December 31, 2011 was calculated by allocating the total enterprise value to the various securities within the Company’s capital structure using an Option Pricing Model. The estimated total enterprise value was $226.4 million at September 30, 2012. The PWERM is a scenario-based analysis that estimates the value per share based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the Company, as well as the rights of each share class. The PWERM estimates the value of the Company under each of two possible future scenarios: IPO and stay privately held. In the non-IPO scenario, a large portion of the equity value is allocated to the convertible preferred stock and warrants to incorporate the aggregate liquidation preferences. In the IPO scenario, the equity value is allocated pro rata among the shares of common stock and each series of convertible preferred stock and warrants with the value allocated to the Series E convertible preferred stock warrant adjusted to intrinsic value given that this instrument net share settles upon an IPO. The value per share under each scenario was then probability weighted and the resulting weighted values per share were summed to determine the fair value per share for each share class. The PWERM valuation used a risk-adjusted discount rate of 12%, a non-marketability discount rate of 14.2% and an estimated time to a liquidity event of 2-17 months. The expected outcomes were weighted more towards an IPO (80%) with a lower weighting for remaining privately held (20%). The fair value of the enterprise determined using the IPO and non-IPO scenarios were weighted according to the Company’s estimate of the probability of each scenario.

The following table presents changes in financial instruments measured at fair value using Level 3 inputs:

Convertible Preferred Stock Warrant Liabilities
(in thousands)
Balance at December 31, 2009	$71
Unrealized gain included in other income (expense), net	(2)

Balance at December 31, 2010	69
Unrealized loss included in other income (expense), net	48

Balance at December 31, 2011	117
Issuances (unaudited)	79
Unrealized loss included in other income (expense), net (unaudited)	388

Balance at September 30, 2012 (unaudited)	$584

The estimated fair value of the notes payable as of September 30, 2012, as measured using Level 3 inputs, approximates the carrying amount as presented on the consolidated balance sheet.

Cash, Cash Equivalents, and Marketable Securities

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits with commercial banks in checking, interest-bearing and demand money market accounts. The Company invests in marketable securities consisting primarily of certificates of deposit, money market funds, corporate securities, commercial paper, U.S. government-backed securities and U.S. treasury notes. These securities are classified as available-for-sale and carried at estimated fair value, with unrealized gains and losses reported as part of accumulated other comprehensive income (loss), a separate component of stockholders’ (deficit) equity. The Company may liquidate any of these investments in order to meet the Company’s liquidity needs in the next year.

Realized gains and losses from the sale of marketable securities are calculated using the specific-identification method. Realized gains and losses and declines in value judged to be other-than-temporary are included in interest income, net in the consolidated statements of comprehensive loss. To date, the Company has not recorded any impairment charges on its marketable securities related to other-than-temporary declines in market value. In determining whether a decline in market value is other-than-temporary, various factors are considered, including whether the decline is attributed to a change in credit risk, and whether it is more likely-than-not that the Company will hold the security for a period of time sufficient to allow for an anticipated recovery in market value. The Company had no realized gains or losses from the sale of marketable securities for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012.

Restricted Cash

Restricted cash at December 31, 2011 and September 30, 2012 consisted of $0.2 million related to standby letters of credit issued in connection with an operating lease for the Company’s corporate headquarters. Restricted cash at December 31, 2010 consisted of $0.5 million related to standby letters of credit issued in connection with an operating lease for the Company’s corporate headquarters and a shipment of clinical materials from a third-party manufacturer.

Property and Equipment, Net

Property and equipment is stated at cost, less accumulated depreciation and amortization, and depreciated over the estimated useful lives of the respective assets of three years using the straight-line method. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful lives or the noncancelable term of the related lease. Maintenance and repair costs are charged as expense to the statements of comprehensive loss as incurred.

Long-Lived Assets

The Company evaluates the carrying value of its long-lived assets, including intangible assets, whenever events or changes in circumstances indicate that the carrying value of the asset may be impaired. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset, including disposition, are less than the carrying value of the asset. To date, the Company has not recorded any impairment charges on its long-lived assets.

The Company’s intangible assets consist of intellectual property and know-how acquired, related to developed technology for antibody production, as part of the Company’s acquisition of Celscia Therapeutics, Inc., effective January 12, 2004. Such intellectual property and know-how acquired provides the Company with alternative future use in other research projects. The intellectual property and know-how acquired of $1.0 million is being amortized over the estimated useful life of the technology, which the Company estimates to be nine years. For each of the years ended December 31, 2009, 2010 and 2011, the Company recorded amortization expense of $0.1 million. For the nine month periods ended September 30, 2011 and 2012, the Company recorded amortization expense of $0.1 million. The estimated amortization expense to be recorded in the year ended December 31, 2012 is $0.1 million.

Deferred Offering Costs

Deferred offering costs as of September 30, 2012, consisting of legal, accounting, printing and filing fees incurred in the preparation of the Company’s Registration Statements on Form 10-12G and Form S-1 as part of the Company’s proposed IPO have been capitalized. The deferred offering costs will be offset against the IPO proceeds upon the completion of the offering. In the event the offering is terminated, deferred offering costs will be expensed. As of September 30, 2012, the Company had capitalized $2.0 million of deferred offering costs in other assets on the consolidated balance sheet. No amounts were deferred as of December 31, 2011.

Convertible Preferred Stock Warrant Liabilities

The Company classifies its outstanding warrants exercisable for shares of the Company’s Series B-2 and Series E convertible preferred stock as convertible preferred stock warrant liabilities and adjusts the instruments to fair value at the end of each reporting period. At the end of each reporting period, changes in the fair value of the warrant liabilities during the period are recorded as a component of other income (expense), net. The Company will continue to adjust the liabilities for changes in fair value until the earlier of the exercise or expiration of the warrants or conversion of the warrants into warrants to purchase common stock, at which time the liabilities would be reclassified to equity.

Research and Development Expenses

Development costs incurred in the research and development of new products are expensed as incurred, including expenses that may or may not be reimbursed under research and development collaboration arrangements. Research and development costs include, but are not limited to, salaries, benefits, stock-based compensation, laboratory supplies, allocated overhead, fees for professional service providers and costs associated with product development efforts, including preclinical studies and clinical trials. Research and development expenses under collaborative agreements approximate or exceed the revenue recognized under such agreements.

The Company estimates preclinical study and clinical trial expenses based on the services performed, pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on its behalf. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. Payments made to third parties under these arrangements in advance of the receipt of the related services are recorded as prepaid expenses until the services are rendered.

Revenue Recognition

The Company recognizes revenue when: (i) persuasive evidence of an arrangement exists; (ii) transfer of technology has been completed, delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured. Payments received in advance of work performed are recorded as deferred revenue and recognized when earned.

Multiple Element Arrangements

The Company evaluates revenue from agreements that have multiple elements to determine whether the components of the arrangement represent separate units of accounting. Management considers whether components of an arrangement represent separate units of accounting based upon whether certain criteria are met, including whether the delivered element has stand-alone value to the customer. To date, all of the Company’s research and development collaboration and license agreements have been assessed to have one unit of accounting. Up-front and license fees received for a combined unit of accounting are deferred and recognized ratably over the projected performance period. Nonrefundable fees where the Company has no continuing performance obligations are recognized as revenue when collection is reasonably assured and all other revenue recognition criteria have been met.

On January 1, 2011, the Company adopted on a prospective basis Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2009-13, Multiple-Deliverable Revenue Arrangements, which amends the criteria related to identifying separate units of accounting and provides guidance on how an arrangement should be separated and the consideration allocated. The adoption of the standard did not impact the Company’s financial position or results of operations as of and for the year ended December 31, 2011 or nine months ended September 30, 2012 as the Company did not enter into any new arrangements or materially modify any existing arrangements in those periods. However, the adoption of this standard may result in revenue recognition patterns for future agreements that are materially different from the Company’s existing multiple-element arrangements.

Research and Development Services

Internal and external research and development costs incurred in connection with collaboration agreements are recognized as revenue in the same period as the costs are incurred and are presented on a gross basis because the Company acts as a principal, has the discretion to choose suppliers, bears credit risk, and performs at least part of the services.

Milestones and Other Contingent Payments

On January 1, 2011, the Company elected to prospectively adopt the milestone method as described in FASB ASU 2010-17, Milestone Method of Revenue Recognition. Under the milestone method, contingent consideration received from the achievement of a substantive milestone will be recognized in its entirety in the period in which the milestone is achieved. A milestone is defined as an event having all of the following characteristics: (i) there is substantive uncertainty at the date the arrangement is entered into that the event will be achieved; (ii) the event can only be achieved based in whole or in part on either the company’s performance or a specific outcome resulting from the company’s performance; and (iii) if achieved, the event would result in additional payments being due to the company.

The Company’s future research and development and license agreements may provide for payments to be paid to the Company upon the achievement of development milestones or success fees. Given the challenges inherent in developing biologic products, there may be substantial uncertainty as to whether any such milestones would be achieved at the time the agreements are executed. In addition, the Company will evaluate whether the development milestones meet all of the conditions to be considered substantive. The conditions include: (1) the consideration is commensurate with either of the following: (a) the vendor’s performance to achieve the milestone or (b) the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (2) it relates solely to past performance, and (3) it is reasonable relative to all the deliverables and payment terms within the arrangement. If the Company considers the development milestones to be substantive, revenue related to such future milestone payments will be recognized as the Company achieves each milestone. The election to adopt the milestone method did not impact the Company’s financial position or results of operations as of and for the year ended December 31, 2011, or the nine month period ended September 30, 2012, as the Company did not receive any milestone payments in those periods, and no milestone payments, as defined, are included in any of the Company’s existing collaboration agreements as of December 31, 2011 and September 30, 2012.

Prior to the adoption of ASU No. 2010-17, milestone payments that were contingent upon the achievement of substantive at-risk performance criteria were recognized in full upon achievement of those milestone events in accordance with the terms of the related agreement and assuming all other revenue recognition criteria were met. All revenue recognized to date under the Company’s collaborative agreements has been nonrefundable.

Stock-Based Compensation Expense

The Company measures employee and director stock-based compensation expense for stock awards at the grant date, based on the fair value-based measurement of the award, and the expense is recorded over the related service period, generally the vesting period, net of estimated forfeitures. The Company calculates the fair value-based measurement of stock options using the Black-Scholes valuation model and the single-option method and recognizes expense using the straight-line attribution approach.

The Company accounts for equity instruments issued to nonemployees based on their fair values on the measurement dates using the Black-Scholes option-pricing model. The fair values of the options granted to nonemployees are remeasured as they vest. As a result, the noncash charge to operations for nonemployee options with vesting is affected each reporting period by changes in the fair value of the Company’s common stock.

Income Taxes

The Company accounts for income taxes under an asset-and-liability approach. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes measured by applying enacted tax rates and laws that will be in effect when the differences are expected to reverse, net operating loss carryforwards and tax credits. Valuation allowances are provided when necessary to reduce net deferred tax assets to an amount that is more likely than not to be realized. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for income taxes.

Comprehensive Loss

Comprehensive loss includes the net loss and all changes in stockholders’ deficit during a period, except for those changes resulting from investments by stockholders or distributions to stockholders. Other comprehensive income (loss) consists solely of unrealized gains (losses) on marketable securities.

Net Loss Per Common Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per common share is computed by dividing the net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common share equivalents are only included in the calculation of diluted net loss per common share when their effect is dilutive.

The Company’s potential dilutive securities which include convertible preferred stock, unvested restricted stock, stock options, and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per common share and be antidilutive. Therefore, the denominator used to calculate both basic and diluted net loss per common share is the same in all periods presented.

The following shares subject to outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	December 31,			September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Convertible Preferred Stock	10,657,030	10,657,030	10,657,030	10,657,030	12,329,330
Unvested Common Stock	237,641	172,402	139,033	156,785	—
Warrants to purchase Convertible Preferred Stock	38,997	38,997	38,997	38,997	55,513
Options to purchase Common Stock	1,040,658	962,781	1,086,299	1,175,855	1,057,468

	11,974,326	11,831,210	11,921,359	12,028,667	13,442,311

Unaudited Pro Forma Net Loss per Common Share

The unaudited pro forma loss per common share for the year ended December 31, 2011 and the nine months ended September 30, 2012 was computed using the weighted average number of shares of common stock outstanding, including the pro forma effect of the conversion of all outstanding shares of convertible preferred stock into shares of common stock.

	Year Ended December 31, 2011	Nine Months Ended September 30, 2012
		(unaudited)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	1,933,672	2,070,013
Pro forma adjustment to reflect the assumed conversion of preferred stock	10,657,030	11,522,793

Weighted average common shares outstanding used to calculate pro forma basic and diluted net loss per common share	12,590,702	13,592,806

Deferred Rent

The Company records its costs under facility operating lease agreements as rent expense. Rent expense is recognized on a straight-line basis over the non-cancelable term of the operating lease. The difference between the actual amounts paid and amounts recorded as rent expense is recorded to deferred rent.

Segment Reporting

The Company determines its segment reporting based upon the way the business is organized for making operating decisions and assessing performance. The Company has only one operating segment related to the development of pharmaceutical products.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. While this ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands the existing disclosure requirements of ASC Topic 820, Fair Value Measurement and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards, which could change how fair value measurement guidance in ASC 820 is applied. The Company adopted ASU No. 2011-04 on January 1, 2012, as required. The adoption of this new guidance on a prospective basis did not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This ASU gives an entity the option to present the total of comprehensive income (loss), the components of net income (loss), and the components of other comprehensive income (loss) either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. The Company adopted ASU No. 2011-05 on January 1, 2012 on a retrospective basis as required and has presented its comprehensive loss and the components of net loss and other comprehensive income (loss) in a single continuous statement of comprehensive income (loss).

Reverse Stock Split

In December 2012, the Company’s board of directors approved a 1-for-3.56147 reverse split of our issued and outstanding capital stock which became effective on January 15, 2013. Upon the effectiveness of the reverse stock split, (i) every 3.56147 shares of issued and outstanding common stock and preferred stock was decreased to one share of common stock or preferred stock, as applicable, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable was proportionally decreased on a 1-for-3.56147 basis and the number of shares of preferred stock into which each outstanding warrant is exercisable was proportionally decreased on a 1-for-3.56147 basis and, (iii) the exercise price of each outstanding option to purchase common stock and warrant to purchase preferred stock was proportionately increased. All of the share numbers, share prices, exercise prices and other per share information have been adjusted within these financial statements, on a retroactive basis, to reflect this 1-for-3.56147 reverse stock split.

Investments	9 Months Ended
Sep. 30, 2012
Investments

3. Investments

At December 31, 2010, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$7,529	$—	$—	$7,529
Commercial paper	6,748	1	—	6,749
Corporate securities	7,478	—	(3)	7,475
U.S. government-backed securities	10,678	1	(2)	10,677
U.S. treasury notes	1,274	—	—	1,274

Total investments	$33,707	$2	$(5)	$33,704

Reported as:
Cash and cash equivalents				$8,369
Marketable securities				24,852
Restricted cash				483

Total investments				$33,704

At December 31, 2011, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$2,973	$—	$—	$2,973
Corporate securities	6,024	—	(2)	6,022
U.S. government-backed securities	5,435	1	—	5,436
U.S. treasury notes	3,051	—	—	3,051

Total investments	$17,483	$1	$(2)	$17,482

Reported as:
Cash and cash equivalents				$2,768
Marketable securities				14,509
Restricted cash				205

Total investments				$17,482

At September 30, 2012, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(unaudited)
Money market funds	$5,733	$—	$—	$5,733
Commercial paper	4,241	7	—	4,248
Corporate securities	5,263	1	—	5,264
U.S. government-backed securities	8,304	3	—	8,307
U.S. treasury notes	502	—	—	502

Total investments	$24,043	$11	$—	$24,054

Reported as:
Cash and cash equivalents				$5,527
Marketable securities				18,322
Restricted cash				205

Total investments				$24,054

As of December 31, 2010 and 2011, and September 30, 2012, all securities had remaining contractual maturities of less than one year and any securities in an unrealized loss position had been in such a position for less than one year. The unrealized losses were not attributed to credit risk. Based on the nature of the securities, the extent and duration of the unrealized losses and the fact that it is more likely than not that the Company will hold these investments for a period of time sufficient for a recovery of the cost basis, the Company concluded that the unrealized losses in the investment securities are not other-than-temporary.

Property and Equipment	9 Months Ended
Sep. 30, 2012
Property and Equipment

4. Property and Equipment

Property and equipment consists of the following:

	December 31		September 30, 2012
(in thousands)	2010	2011
			(unaudited)
Laboratory equipment	$1,259	$1,508	$1,446
Computer equipment and software	401	421	425
Leasehold improvements, furniture and fixtures	1,087	1,282	1,286

	2,747	3,211	3,157
Accumulated depreciation and amortization	(2,300)	(2,784)	(2,901)

Property and equipment, net	$447	$427	$256

Depreciation and amortization expense for the years ended December 31, 2009, 2010 and 2011 was $0.7 million, $0.7 million and $0.5 million, respectively. Depreciation and amortization expense for the nine months ended September 30, 2011 and 2012 was $0.4 million and $0.1 million, respectively.

Research and Development Collaboration and License Agreements	9 Months Ended
Sep. 30, 2012
Research and Development Collaboration and License Agreements

5. Research and Development Collaboration and License Agreements

The following table presents a summary of revenue from significant collaboration partners as a percentage of the Company’s contract revenue:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Sanofi	—%	100%	100%	100%	100%
Novartis	49%	—%	—%	—%	—%
Other	51%	—%	—%	—%	—%

Sanofi

In January 2010, the Company and Sanofi entered into an agreement for the development and commercialization of KB001-A, an investigational new biologic for the treatment and prevention of Pseudomonas aeruginosa (Pa) infections (the Sanofi agreement). Under the terms of the Sanofi agreement, the Company received an initial upfront non-refundable payment of $35 million and received an additional non-refundable payment of $5 million that represented a second installment of the upfront fees due to the Company under the agreement upon completion of a sublicense negotiation with a third party in August 2011. The Company may also receive development, regulatory and commercial contingent payments for a potential further $250 million, as well as royalties on eventual product sales, if any. These contingent payments do not meet the definition of milestones since they are based solely on Sanofi’s performance and therefore, the milestone method will not be applied to these payments. Sanofi is solely responsible for conducting, at its cost, the research, development, manufacture, and commercialization of the licensed products for the diagnosis, treatment and/or prevention of all human diseases and conditions caused by Pa, except that the Company retains responsibility, at the Company’s cost, for developing and promoting the products for the diagnosis, treatment and/or prevention of Pa in patients with CF or bronchiectasis. Sanofi has an option to obtain rights to participate in the development and promotion of KB001-A and other licensed products for the diagnosis, treatment and/or prevention of Pa in patients with CF or bronchiectasis on pre-negotiated terms, either outside of the U.S. or worldwide, at any time up to 90 days after the delivery by the Company to Sanofi of the final clinical study report from the Company’s Phase 2 clinical trial of KB001-A in Pa-infected patients with CF. The agreement will remain in effect until all payment obligations under the agreement end. Sanofi may terminate the agreement for convenience, and either Sanofi or the Company may terminate the agreement for material breach of the agreement by the other party. In the event Sanofi terminates the agreement for convenience or the Company terminates due to Sanofi’s material breach, worldwide rights to develop, manufacture and commercialize licensed products would revert back to the Company, and Sanofi would grant to the Company a license to allow it to develop, manufacture, and commercialize licensed products worldwide, subject to commercially reasonable financial terms to be negotiated by the parties after such termination. In the event that the Company materially breaches the agreement, Sanofi may terminate the agreement or, rather than terminate the agreement, opt to deduct any damages awarded for the Company’s breach against future contingent payments and royalties otherwise payable by Sanofi under the agreement. The upfront payment of $40 million is being recognized over the estimated period of the Company’s substantive performance obligations under the agreement. For the years ended December 31, 2010 and 2011, the Company estimated that substantive performance obligations under the agreement would be completed by March 31, 2012. During the three-month period ended March 31, 2012, the Company and Sanofi agreed to amend the 2010 agreement as Sanofi requested that the Company perform additional services. Therefore, in the three-month period ended March 31, 2012, the Company revised its estimate to reflect that the substantive performance obligations under the agreement were expected to be completed by June 30, 2012. The substantive performance obligations under the agreement were completed by June 30, 2012.

Under the terms of the Sanofi agreement, the Company receives specified research and development funding for services performed in connection with KB001-A research and development efforts. Reimbursements received by the Company for these services are recorded as contract revenue when earned as the related services are provided.

Revenue recognized under the Sanofi agreement was as follows:

	Years Ended December 31,		Nine Months Ended September 30,
(in thousands)	2010	2011	2011	2012
			(unaudited)
Contract revenue:
Amortization of upfront fees	$15,393	$18,977	$13,285	$5,630
Reimbursement for development-related activities	2,319	1,278	1,101	450

Total contract revenue	$17,712	$20,255	$14,386	$6,080

Novartis

In August 2005, the Company, Novartis and Novartis Institute for Functional Genomics Inc., dba, the Genomics Institute of the Novartis Research Foundation (GNF) entered into a three-year collaboration agreement for the discovery and development of antibodies for GNF (the collaboration agreement). GNF paid the Company setup fees for each antibody project. The Company deferred the setup fees and recognized the fees over the period required for the Company to fulfill all of its obligations with respect to the delivery of the antibodies. The setup fees were recognized as revenue on a straight-line basis, consistent with the level of effort, over the period of performance, which was the initial research collaboration term of three years. For the year ended December 31, 2009, the Company recognized contract revenue of $0.3 million related to the setup fees. No contract revenue was recognized in periods subsequent to December 31, 2009 related to this arrangement.

If GNF elects to continue the development of an antibody resulting from the collaboration, GNF or Novartis may be required to pay the Company contingent payments and royalties. No contingent or royalty payments have been received to date.

Other Research and Development Collaborations

The Company has research and development collaboration agreements with other development partners wherein the Company receives reimbursement of research and development expenses, potentially followed by success fees, contingent payments and royalties. For the year ended December 31, 2009, the Company recognized contract revenue of $0.3 million related to a contingent payment. No contract revenue was recognized in periods subsequent to December 31, 2009 related to these agreements.

Other Income	9 Months Ended
Sep. 30, 2012
Other Income

6. Other Income

In November 2010, the Company received total cash grants of $1.0 million from the Internal Revenue Service under Section 48D of the Internal Revenue Code for the Qualified Therapeutic Discovery Project Program. The grants relate to certain research and development costs the Company incurred in 2009 in connection with its programs. As of December 31, 2010, the Company had incurred the associated expenses underlying the qualified investment and received certification from the Department of Treasury for each project awarded. As of December 31, 2010, there were no remaining performance obligations associated with the grants. The $1.0 million received has been included within other income (expense), net in the accompanying statement of comprehensive loss for the year ended December 31, 2010.

Notes Payable	9 Months Ended
Sep. 30, 2012
Notes Payable

7. Notes Payable

Loan and Security Agreement

In September 2012, the Company entered into a loan and security agreement (the Agreement) with MidCap Financial, SBIC, LP (MidCap Financial), providing for the borrowing of up to $15 million, of which $10 million was required to be drawn. The remaining $5 million may be drawn at the option of the Company. The Agreement provides for the loan to be issued in three tranches: the first tranche of $5 million was issued in September 2012; the second tranche of $5 million was issued in December 2012; and the final tranche may be drawn at the option of the Company no later than June 2013. The loan has a monthly variable interest rate, reset each month, if applicable, as determined by adding to 600 basis points the greater of: (a) one month LIBOR or (b) 3% (the LIBOR floor). Interest on amounts outstanding are payable monthly in arrears. There is an interest only period to December 31, 2013 followed by straight-line principal payments over thirty-six months. At the time of final payment, the Company must pay an exit fee of 3% of the drawn amount. Pursuant to the Agreement, the Company provided a first priority security interest in all existing and after-acquired assets, excluding intellectual property. In addition, the terms of the Agreement provide MidCap Financial a warrant to purchase shares of the Company’s Series E Preferred equal to 4% of the amount drawn down under the facility divided by the Series E Preferred exercise price of $12.11 per share. The warrant is exercisable for up to 10 years from the date of issuance and will expire upon the completion of the Company’s proposed IPO if it has not been previously exercised.

The Company has the right to prepay all or a portion of the borrowed amounts under the Agreement; however, if the Company exercises this option, the Company must pay a prepayment fee determined by multiplying the outstanding loan amount by 5% if the prepayment occurs through December 31, 2014, 2% if the prepayment occurs in 2015 and 1% if the prepayment occurs in the final year. In the event of default, upon which all amounts borrowed become immediately due and payable, the Company will be subject to the prepayment fee. An event of default includes, but is not limited to, an occurrence such as a payment default, a material adverse change, insolvency, or a change of control.

In connection with the Agreement and the first tranche drawdown of $5 million in September 2012, the Company issued a warrant to MidCap Financial to purchase shares of the Company’s Series E Preferred in an amount equal to 4% of the amount drawn down under the Agreement divided by the Series E Preferred exercise price of $12.11 per share. The warrant is immediately exercisable and may be net settled. The aggregate fair value of the warrant upon issuance and at September 30, 2012 was $79,000. Contemporaneously with the issuance of the warrant, the Company recorded a debt discount of $79,000.

Debt issuance costs paid directly to MidCap Financial of $114,000 (financing fees) and the fair value of the warrant issued to MidCap Financial were treated as a discount on the debt and are being accreted using the interest method. Other debt issuance costs for legal fees are included in other assets in the accompanying consolidated balance sheet and are being amortized using the interest method. The accretion of the debt discount and amortization of other debt issuance costs are recorded as interest expense in the consolidated statement of comprehensive loss.

The Company recorded interest expense related to the borrowings of $40,000 for the nine months ended September 30, 2012. Included in interest expense for this period was interest on principal, amortization of the debt issuance costs, accretion of debt discount, and the accretion of the final exit fee. For the nine months ended September 30, 2012, the effective interest rate on the amounts borrowed under the Agreement, including the accretion of the debt discount and the accretion of the final payment, was 10%.

Future payments as of September 30, 2012 under the Agreement are as follows (in thousands):

Remainder of 2012	$143
2013	580
2014	1,990
2015	1,847
2016	1,701

Total minimum payments	6,261
Less amount representing interest	(1,261)

Notes payable, gross	5,000
Discount on notes payable	(188)
Accretion of the final exit fee payment	3

Long-term notes payable	$4,815

Preferred Stock Warrant Liabilities	9 Months Ended
Sep. 30, 2012
Preferred Stock Warrant Liabilities

8. Preferred Stock Warrant Liabilities

In connection with a credit facility obtained in 2005, the Company issued a warrant to purchase 15,599 shares of Series B-2 convertible preferred stock (Series B-2 Preferred) upon the signing of the credit facility agreement in October 2005, which was increased to 38,997 shares of Series B-2 Preferred upon draw down of the loan in December 2006. The warrant was immediately exercisable upon issuance. The warrant expires on October 31, 2015. The exercise price per share is $5.13.

In connection with the Agreement with MidCap Financial, in September 2012 the Company issued a warrant to purchase shares of Series E Preferred in an amount equal to 4% of the amount drawn down under the Agreement divided by the Series E Preferred exercise price of $12.11 per share. The warrant was immediately exercisable for 16,516 shares of Series E Preferred upon issuance. The warrant expires in September 2022.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies

9. Commitments and Contingencies

Operating Lease

In January 2008, the Company entered into a noncancelable operating lease for its facilities in South San Francisco, California. The lease term commenced in February 2008 and expired in June 2011. In January 2011, the Company renewed the noncancelable operating lease. The lease term commenced in July 2011 and will expire in June 2014. In connection with the renewed lease, the Company issued a standby letter of credit for approximately $0.2 million for the deposit requirement under the terms of the lease. Rent expense is recognized on a straight-line basis over the term of the lease. The Company is also responsible for certain operating expenses. The lease provided an allowance of approximately $0.2 million from the landlord for tenant improvements that was utilized in the year ended December 31, 2011. This amount has been included in deferred rent in the accompanying December 31, 2011 and September 30, 2012 balance sheets and is being amortized over the term of the lease, on a straight-line basis.

Future minimum lease payments are as follows as of December 31, 2011:

(in thousands)
2012	$1,159
2013	1,207
2014	615

Total	$2,981

In January 2009, the Company entered into a sublease agreement, as amended in April 2009, with a third party to sublease a portion of the Company’s facility in South San Francisco, California. The sublease had a 29 month term that began February 1, 2009 and ended June 2011. In January 2011, the third party renewed the sublease for the term beginning July 2011 and ending June 2014. In August and December 2011, the third party amended the sublease to include additional space. In March 2012, the Company entered into a sublease agreement with another third party to sublease a portion of the Company’s facility in South San Francisco, California. The sublease has a 28 month term that began March 1, 2012 and ends June 2014.

Under the agreements, the Company will receive sublease payments as follows:

(in thousands)
2012	$1,037
2013	1,095
2014	553

Total	$2,685

The sublease income received will offset the Company’s future rent payments as shown above.

Rent expense, net of sublease income, was $0.5 million, $0.4 million, and $0.6 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.4 million and $0.1 million for the nine months ended September 30, 2011 and 2012, respectively. Sublease income was $0.3 million, $0.4 million, and $0.5 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.4 million and $0.7 million for the nine month periods ended September 30, 2011 and 2012, respectively.

Indemnifications

The Company, as permitted under Delaware law and in accordance with its bylaws, has agreed to indemnify its officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at the Company’s request in such capacity. The term of the indemnification period is equal to the officer’s or director’s lifetime.

The maximum amount of potential future indemnification is unlimited; however, the Company currently holds director and officer liability insurance. This insurance limits the Company’s exposure and may enable it to recover a portion of any future amounts paid. The Company believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations for any period presented.

The Company has certain agreements with service providers with which it does business that contain indemnification provisions pursuant to which the Company typically agrees to indemnify the party against certain types of third-party claims. The Company accrues for known indemnification issues when a loss is probable and can be reasonably estimated. The Company would also accrue for estimated incurred but unidentified indemnification issues based on historical activity. As the Company has not incurred any indemnification losses to date, there were no accruals for or expenses related to indemnification issues for any period presented.

Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended
Sep. 30, 2012
Convertible Preferred Stock and Stockholders' Deficit

10. Convertible Preferred Stock and Stockholders’ Deficit

As of December 31, 2011 and September 30, 2012, the Company was authorized to issue two classes of capital stock, common stock and preferred stock, of which 60,000,000 and 80,000,000 shares, respectively, were designated as common stock and 39,108,536 and 60,152,555 shares, respectively, were designated as preferred stock, each with a par value of $0.001 per share.

Convertible Preferred Stock

In September and December 2008, the Company issued 1,749,425 shares and 1,015,357 shares, respectively, of Series D convertible preferred stock (Series D Preferred) at a price of $11.57 per share, for gross proceeds of $32.0 million. In March 2009, the Company issued 431,973 shares of Series D Preferred at a price of $11.57 per share, for gross proceeds of $5.0 million.

As of December 31, 2010 and 2011, convertible preferred stock balances were as follows:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Amount
(in thousands, except share information)
Series A	1,527,611	428,922	$1,835	$2,200
Series B-1	3,425,152	961,720	4,726	4,932
Series B-2	14,811,323	4,119,759	21,039	21,128
Series C	6,944,450	1,949,874	19,905	20,000
Series D	12,400,000	3,196,755	35,673	37,002

	39,108,536	10,657,030	$83,178	$85,262

As of December 31, 2010 and 2011, the Company had five series of outstanding convertible preferred stock: Series A convertible preferred stock (Series A Preferred), Series B-1 convertible preferred stock (Series B-1 Preferred), Series B-2 Preferred, Series C convertible preferred stock (Series C Preferred) and Series D Preferred (collectively, the Preferred Stock). The Preferred Stock is initially recorded at fair value on the date of issuance, net of issuance costs. All shares of Preferred Stock are effectively redeemable in the event of a change in control at the applicable original purchase price per share. As all Preferred Stock is redeemable upon an event outside the control of the Company (i.e., a change in control), the related amounts have been presented outside of stockholders’ deficit. The carrying value of Preferred Stock will be adjusted to redemption value if it becomes probable that a redemption will occur. Company management does not believe that redemption is probable based on current business conditions.

The redemption amount of outstanding Series A Preferred, Series B-1 Preferred, Series B-2 Preferred, Series C Preferred and Series D Preferred is equal to the applicable original purchase price of the stock, or $5.13, $5.13, $5.13, $10.26 and $11.57 per share, respectively. The significant rights, privileges, and preferences of the Preferred Stock were as follows as of December 31, 2010 and 2011:

Dividend Provisions

The holders of Series A Preferred, Series B-1 Preferred and Series B-2 Preferred are entitled to receive noncumulative dividends of $0.43 annually for each outstanding share held when, as, and if declared by the Board of Directors. The holders of Series C Preferred are entitled to receive noncumulative dividends of $0.8206 annually and the holders of Series D Preferred are entitled to receive noncumulative dividends of $0.93 annually for each outstanding share held when, as, and if declared by the Board of Directors. No dividends will be declared or paid to the holders of common stock until these dividends have been paid to the holders of the Preferred Stock.

Liquidation Preference

In the event of any liquidation, dissolution, winding up or change in control of the Company, the holders of Series D Preferred are entitled to receive a liquidation amount of $11.57 per share plus all declared but unpaid dividends prior and in preference to the holders of Series C Preferred, Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of this liquidation amount, if proceeds for distribution remain, the holders of Series C Preferred are entitled to receive a liquidation amount of $10.26 per share plus all declared but unpaid dividends prior and in preference to the holders of Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of Series B-2 Preferred are entitled to receive a liquidation amount of $5.13 per share plus all declared but unpaid dividends prior and in preference to the holders of Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of the Series B-1 Preferred and Series A Preferred are each entitled to receive a liquidation amount of $5.13 per share plus all declared but unpaid dividends prior and in preference to the common stockholders. Following payment of these liquidation amounts, the holders of the Series A Preferred, Series B-1 Preferred, Series B-2 Preferred, Series C Preferred and Series D Preferred and the common stockholders shall share in any remaining proceeds pro rata based on the number of shares held (assuming conversion of all Preferred Stock into common stock) until the holders of Series A Preferred, Series B-1 Preferred and Series B-2 Preferred have received an additional $10.26 per share (for a total of $15.39 per share), the holders of Series C Preferred have received an additional $15.39 per share (for a total of $25.64 per share) and the holders of Series D Preferred have received an additional $17.34 per share (for a total of $28.92 per share). Thereafter, any proceeds remaining for distribution would be distributed pro rata among the common stockholders.

Conversion Rights

Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into one fully paid and nonassessable share of common stock, subject to certain anti-dilution adjustments.

Each share of Preferred Stock, subject to certain anti-dilution adjustments, will be automatically converted into one fully paid and nonassessable share of common stock at the applicable conversion rate upon the earlier of: (i) the Company’s IPO with a pre-IPO valuation of at least $225 million that results in gross proceeds to the Company of not less than $30 million; and (ii) the date specified by written consent or agreement of the holders of at least sixty percent of the then-outstanding Preferred Stock (voting together as a single class and not as separate series) provided, however, that if such a conversion is in connection with a liquidation event in which holders of Series D Preferred would receive an amount less than $28.92 per share, then the automatic conversion of each share of Series D Preferred also requires the written consent or agreement of the holders of a majority of the then outstanding shares of Series D Preferred.

Subject to customary exceptions, the Company’s amended and restated certificate of incorporation provides anti-dilution protection for holders of the Preferred Stock in the event the Company issues additional shares of the Company’s common stock, options or rights to purchase the Company’s common stock or securities convertible into the Company’s common stock without consideration or at a price per share that is less than the then effective conversion price of any series of the Preferred Stock, which is referred to as a dilutive issuance. The Company’s amended and restated certificate of incorporation provides that the conversion price shall be adjusted to protect holders of the Preferred Stock from certain dilutive issuances based on a weighted average formula.

In addition to the anti-dilution protections described above, the conversion price of the Preferred Stock is subject to adjustments for stock splits, dividends and recapitalizations, among other things.

Voting Rights

The holder of each share of Preferred Stock shall have the right to one vote for each share of common stock into which such share of Preferred Stock could be converted. Additionally, specific protective provisions require that certain actions by the Company may be taken only upon the approval of the holders of at least sixty percent of the outstanding shares of Preferred Stock.

Election of Directors

The holders of Series A Preferred are entitled to elect two members of the Company’s Board of Directors, and the holders of Series B-2 Preferred are entitled to elect two members of the Company’s Board of Directors. All remaining members of the Company’s Board of Directors are elected by the holders of common stock and Preferred Stock, voting together as a single class on an as-if-converted to common stock basis.

Right of First Offer

Each holder of at least 280,782 shares of Preferred Stock (or the common stock issued upon conversion thereof) that is a party to the amended and restated investors’ rights agreement (the IRA) among the Company and certain holders of Preferred Stock has the right to participate in certain future equity issuances of the Company up to their pro rata ownership percentage of the Company. The right expires upon the earlier of: (i) an IPO with a pre-IPO valuation of at least $225 million and resulting in gross proceeds to the Company of not less than $30 million; and (ii) a change in control of the Company.

Right of First Refusal and Co-Sale

Holders of Preferred Stock that are a party to the Amended and Restated Right of First Refusal and Co-Sale Agreement among the Company and certain investors in the Company have a secondary right of first refusal (if not exercised by the Company) and certain rights of co-sale with respect to certain shares of common stock held by common stockholders. The rights expire upon the earlier of: (i) an IPO with a pre-IPO valuation of at least $225 million and resulting in gross proceeds to the Company of not less than $30 million; and (ii) a change in control of the Company.

Series E Convertible Preferred Stock

In May and June 2012, the Company issued 1,672,300 shares of Series E Preferred at a price of $12.11 per share, for gross proceeds of $20.2 million. As of September 30, 2012, convertible preferred stock balances were as follows:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Amount
(in thousands, except share information)	(unaudited)
Series A	1,527,611	428,922	$1,835	$2,200
Series B-1	3,425,152	961,720	4,726	4,932
Series B-2	14,811,323	4,119,759	21,039	21,128
Series C	6,944,450	1,949,874	19,905	20,000
Series D	11,385,196	3,196,755	35,673	37,002
Series E	22,058,823	1,672,300	18,845	20,250

	60,152,555	12,329,330	$102,023	$105,512

All shares of convertible preferred stock are effectively redeemable in the event of a change of control at the applicable original purchase price per share. The redemption amount of outstanding Series A Preferred, Series B-1 Preferred, Series B-2 Preferred, Series C Preferred, Series D Preferred and Series E Preferred is equal to the applicable original purchase price of the stock, or $5.13, $5.13, $5.13, $10.26, $11.57 and $12.11 per share, respectively.

Following the issuance of the Series E Preferred, the significant rights, privileges, and preferences of the convertible preferred stock are as follows:

Dividend Provisions

Until the earlier of October 31, 2013 and the date on which there is an automatic conversion of all of the outstanding shares of convertible preferred stock, the holders of shares of each series of convertible preferred stock shall be entitled to receive noncumulative dividends prior and in preference to any declaration or payment of any dividend on the common stock at the applicable dividend rate, payable when, as and if declared by the Board of Directors, with any such dividend being paid pari passu among all of the then outstanding shares of convertible preferred stock until the dividend rate for each such outstanding share of convertible preferred stock has been paid in full. The dividend rate shall mean $0.43 per annum for each share of Series A Preferred, Series B-1 Preferred and Series B-2 Preferred, $0.8206 per annum for each share of Series C Preferred, $0.93 per annum for each share of Series D Preferred and $0.61 per annum for each share of Series E Preferred.

From October 31, 2013 to the date on which there is an automatic conversion of all of the outstanding shares of convertible preferred stock, the holders of Series E Preferred shall be entitled to receive cumulative dividends of $0.61 per share annually payable whether or not they have been declared by the Board of Directors. All such dividends shall accrue automatically on a daily basis and all accrued and unpaid dividends shall be fully paid quarterly prior to payment of any other dividend. If the dividends are not paid when they are due, the dividend rate increases from $0.61 to $1.21 per share annually until such dividends are paid in full. If other dividends are declared, such dividends shall first be paid pari passu among all of the then outstanding shares of Series A Preferred, Series B-1 Preferred, Series B-2 Preferred, Series C Preferred and Series D Preferred until the dividend rate for each such series has been paid in full.

Following the payment of dividends to the convertible preferred stockholders as described above, any declared dividends will be distributed among the holders of convertible preferred and common stock pro rata based upon the number of shares of common stock held by each determined on an as-if converted to common stock basis. No dividends have been declared to date.

Liquidation Preference

In the event of any liquidation, dissolution, winding up or change in control of the Company, the holders of Series E Preferred are entitled to receive a liquidation amount of $12.11 per share plus all cumulative and all declared but unpaid dividends prior and in preference to the holders of Series D Preferred, Series C Preferred, Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of this liquidation amount, if proceeds for distribution remain, the holders of Series D Preferred are entitled to receive a liquidation amount of $11.57 per share plus all declared but unpaid dividends prior and in preference to the holders of Series C Preferred, Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of this liquidation amount, if proceeds for distribution remain, the holders of Series C Preferred are entitled to receive a liquidation amount of $10.26 per share plus all declared but unpaid dividends prior and in preference to the holders of Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of Series B-2 Preferred are entitled to receive a liquidation amount of $5.13 per share plus all declared but unpaid dividends prior and in preference to the holders of Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of the Series B-1 Preferred and Series A Preferred are each entitled to receive a liquidation amount of $5.13 per share plus all declared but unpaid dividends prior and in preference to the common stockholders. Following payment of these liquidation amounts, the convertible preferred and the common stockholders shall share in any remaining proceeds pro rata based on the number of common shares held by each, determined on an as-if converted to common stock basis, until the holders of Series A Preferred, Series B-1 Preferred and Series B-2 Preferred have received an additional $10.26 per share (for a total of $15.39 per share), the holders of Series C Preferred have received an additional $15.39 per share (for a total of $25.64 per share), the holders of Series D Preferred have received an additional $17.34 per share (for a total of $28.92 per share) and the holders of Series E Preferred have received an additional $18.16 per share (for a total of $30.27 per share). Thereafter, any proceeds remaining for distribution would be distributed pro rata among the common stockholders.

Conversion Rights

Each share of convertible preferred stock is convertible, at the option of the holder, at any time after the date of issuance, into one fully paid and nonassessable share of common stock, subject to certain anti-dilution adjustments. Each share of convertible preferred stock, subject to certain anti-dilution adjustments, will be automatically converted into one fully paid and nonassessable share of common stock upon the earlier of: (i) the Company’s IPO with a pre-IPO valuation of at least $225 million that results in gross proceeds to the Company of not less than $30 million, (ii) the effective date of a registration statement on Form S-1 registering for re-sale shares of common stock issued in, or shares of common stock issued upon the conversion of preferred stock issued in, a qualifying private placement, or (iii) the date specified by written consent or agreement of the holders of not less than sixty percent of the then outstanding shares of convertible preferred stock; provided, however, that (x) if such conversion is in connection with a liquidation event in which holders of Series D Preferred would receive an amount less than $28.92 per share, then the automatic conversion of each share of Series D Preferred shall also require the written consent or agreement of the holders of not less than a majority of the then outstanding shares of Series D Preferred and (y) the automatic conversion of each share of Series E Preferred shall also require the written consent or agreement of the holders of not less than sixty percent of the then outstanding shares of Series E Preferred.

Voting Rights

The holder of each share of convertible preferred stock shall have the right to one vote for each share of common stock into which such share of convertible preferred stock could be converted. Additionally, specific protective provisions require that certain actions by the Company such as the completion of a liquidation event may be taken only upon the approval of the holders of at least sixty percent of the outstanding shares of convertible preferred stock.

Election of Directors

The holders of convertible preferred stock are entitled to elect two members of the Company’s Board of Directors. All remaining members of the Company’s Board of Directors are elected by the holders of common and convertible preferred stock, voting together as a single class, on an as-if converted to common stock basis.

Right of First Offer

Each holder of at least 280,782 shares of convertible preferred stock (or the common stock issued upon conversion thereof) has the right to participate in certain future equity issuances of the Company in order to maintain their pro rata ownership percentage of the Company. The right expires upon the earlier of: (i) an initial public offering with a pre initial public offering valuation of at least $225 million and resulting in gross proceeds to the Company of not less than $30 million; (ii) the effective date of a registration statement on Form S-1 registering for re-sale shares of common stock issued in, or shares of common stock issued upon the conversion of preferred stock issued in, a qualifying private placement, or (iii) the completion of a liquidation event of the Company.

Right of First Refusal and Co-Sale

Holders of convertible preferred stock have a secondary right of first refusal (if not exercised by the Company) and certain rights of co-sale with respect to certain shares of common stock held by common stockholders. The rights expire upon the earlier of: (i) an IPO with a pre-IPO valuation of at least $225 million and resulting in gross proceeds to the Company of not less than $30 million; (ii) the effective date of a registration statement on Form S-1 registering for re-sale shares of common stock issued in, or shares of common stock issued upon the conversion of preferred stock issued in, a qualifying private placement, (iii) the completion of a liquidation event, and (iv) the date specified by written consent or agreement of the holders of not less than sixty percent of the then outstanding convertible preferred stock.

Common Stock

The Company had reserved the following shares of common stock for issuance:

	December 31, 2011	September 30, 2012

		(unaudited)
Conversion of Series A Preferred	428,922	428,922
Conversion of Series B-1 Preferred	961,720	961,720
Conversion of Series B-2 Preferred	4,119,759	4,119,759
Exercise and conversion of Series B-2 Preferred and Series E Preferred warrants	38,997	55,513
Conversion of Series C Preferred	1,949,874	1,949,874
Conversion of Series D Preferred	3,196,755	3,196,755
Conversion of Series E Preferred	—	6,193,741
Common stock available for grant of stock awards	1,011,650	2,122,035
Common stock options outstanding	1,086,299	1,057,468

	12,793,976	20,085,787

Stock Plans and Stock-Based Compensation

Under the Company’s 2001 Stock Plan (the 2001 Plan), the Company was able to grant shares and/or options to purchase up to 3,408,247 shares of common stock to employees, directors, consultants, and other service providers at prices not less than the fair market value at the date of grant for incentive stock options and not less than 85% of the fair market value for nonstatutory options. These options generally vest over four years, expire 10 years from the date of grant, and are generally exercisable at any time following the date of grant. Unvested options exercised are subject to the Company’s repurchase right that lapses as the options vest.

The Company’s board of directors adopted the 2012 Equity Incentive Plan in July 2012. The 2012 Equity Incentive Plan went into effect and the 2001 Plan was terminated in August 2012. However, the awards under the 2001 Plan outstanding as of and subsequent to the termination of the 2001 Plan will continue to be governed by their existing terms.

Under the 2012 Equity Incentive Plan, the aggregate number of common shares issued shall not exceed the sum of (a) 1,123,131 common shares, (b) the number of common shares reserved under the 2001 Plan that were not issued or subject to outstanding awards under the 2001 Plan upon its termination, and (c) any common shares subject to outstanding options under the 2001 Plan upon its termination that subsequently expire or lapse unexercised and common shares issued pursuant to awards granted under the 2001 Plan that were outstanding upon its termination and that are subsequently forfeited to or repurchased by the Company; provided, however, that no more than 1,066,975 common shares, in the aggregate, shall be added to the 2012 Equity Incentive Plan pursuant to clauses (b) and (c). In addition, the number of shares reserved for issuance under the 2012 Equity Incentive Plan will be increased automatically on the first business day of each fiscal year of the Company, starting with fiscal year 2013 and ending in fiscal year 2022, by a number equal to the lesser of (a) 5% of the total number of common shares outstanding on December 31 of the prior year, (b) 842,348 common shares, subject to certain adjustments in accordance with the 2012 Equity Incentive Plan, or (c) a number of common shares determined by the Company’s board of directors.

Under the 2012 Equity Incentive Plan, the Company may grant shares, stock units, stock appreciation rights, performance cash awards and/or options to employees, directors, consultants, and other service providers. For options, the per share exercise price may not be less than the fair market value of a Company common share on the date of grant. Awards generally vest over four years and expire 10 years from the date of grant. Options generally become exercisable as they vest following the date of grant.

In general, to the extent that awards under the 2012 Equity Incentive Plan are forfeited or lapse without the issuance of shares, those shares will again become available for awards.

The Company’s board of directors has discretion to administer the 2012 Equity Incentive Plan. The 2012 Equity Incentive Plan provides that in the event of certain significant corporate transactions, each outstanding award will be treated in the manner described in the definitive transaction agreement. Outstanding options granted under the 2001 Plan will become fully vested unless continued or assumed by a surviving entity in a significant corporate transaction. An individual award agreement or any other written agreement between a participant and the Company may provide that an award will be subject to additional acceleration of vesting and exercisability in the event of certain change in control transactions.

The Company’s board of directors may amend or terminate the 2012 Equity Incentive Plan at any time. If the Company’s board of directors amends the plan, it need not seek stockholder approval of the amendment unless required by applicable law, regulation or rule. The 2012 Equity Incentive Plan will continue in effect for 10 years from its adoption date, unless the Company’s board of directors decides to terminate the plan earlier.

Activity under the Company’s stock plans is as follows:

	Shares Available for Grant	Number of Shares Subject to Options Outstanding	Weighted-Average Exercise Price
Balances at December 31, 2008	911,337	755,566	$1.21
Stock awards granted	(105,574)	—
Options granted	(371,899)	371,899	1.21
Options canceled	77,168	(77,168)	1.03
Options exercised	—	(9,639)	0.71
Stock awards forfeited	11,465	—

Balances at December 31, 2009	522,497	1,040,658	1.00
Stock awards granted	(134,530)	—
Options granted	(145,375)	145,375	1.46
Options canceled	76,098	(76,098)	1.07
Options exercised	—	(147,154)	0.82

Balances at December 31, 2010	318,690	962,781	1.07
Additional shares authorized	912,544	—
Stock awards granted	(72,441)	—
Options granted	(324,585)	324,585	1.46
Options canceled	165,980	(165,980)	1.25
Options exercised	—	(35,087)	0.96
Stock awards cancelled and forfeited	11,462	—

Balances at December 31, 2011	1,011,650	1,086,299	1.18
Additional shares authorized (unaudited)	1,123,131	—
Options granted (unaudited)	(416,541)	416,541	4.31
Options canceled (unaudited)	386,888	(386,888)	1.25
Options exercised (unaudited)	—	(58,484)	0.96
Stock awards cancelled and forfeited (unaudited)	16,907	—

Balances at September 30, 2012 (unaudited)	2,122,035	1,057,468	2.39
Options vested and expected to vest at December 31, 2011		1,032,033	1.18
Options vested and expected to vest at September 30, 2012 (unaudited)		1,004,642	2.39

In February 2010, the Company authorized awards to executive officers for a total of 153,026 shares of common stock. Awards of 56,998 shares of common stock vested in January 2011 based on the attainment in 2010 of certain agreed-upon performance milestones as determined by the Board of Directors. In January 2011, the Company authorized awards to executive officers for a total of 141,795 shares of common stock. Awards of 57,981 shares of common stock vested in January 2012 based on the attainment in 2011 of certain agreed-upon performance milestones as determined by the Board of Directors. As such, the compensation related to these grants was measured based upon the fair-value-based measurement on the measurement dates of $1.46 per share and recorded over the related performance periods as the performance conditions were deemed probable of vesting in 2010 and 2011. The Company recorded total stock-based compensation expense of $132,000, $92,000 and $52,000 for the years ended December 31, 2009, 2010 and 2011, respectively, related to these stock awards. At December 31, 2010 and 2011, 137,583 shares and 141,795 shares of common stock, respectively, were subject to repurchase related to these awards.

Additional information regarding options outstanding as of December 31, 2011 is as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (In Years)
$0.50	44,542	3.29
0.54	61,070	5.02
0.89	87,791	5.56
1.03	250,207	6.34
1.07	4,678	0.80
1.21	260,090	7.14
1.46	377,921	9.05

	1,086,299

Additional information regarding options outstanding as of September 30, 2012 is as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (In Years)
	(unaudited)
$0.50	37,242	2.53
0.54	45,627	4.27
0.89	15,723	4.80
1.03	182,761	5.56
1.21	177,394	6.39
1.46	182,742	8.18
2.17	66,405	9.45
4.74	349,574	9.83

	1,057,468

The weighted-average remaining contractual life of options exercisable at December 31, 2011 and September 30, 2012 is 6.4 years and 6.1 years, respectively. The aggregate intrinsic value of options outstanding and exercisable at December 31, 2011 and September 30, 2012 was $1.1 million and $9.5 million, respectively. The aggregate intrinsic value of options vested and expected to vest, net of expected forfeitures, at December 31, 2011 and September 30, 2012 was $1.0 million with an average remaining contractual life of 7.2 years and $9.0 million with an average remaining contractual life of 7.6 years, respectively.

The Company estimated the fair value-based measurement of each stock award on the date of grant using the Black-Scholes option-pricing model. The Company does not believe that it is able to rely on its historical exercise and post-vesting termination activity to provide accurate data for estimating its expected term for use in determining the fair value-based measurement of its options. Therefore, the Company has opted to use the simplified method for estimating the expected term of its options. The risk-free interest rate assumptions are based on the yield of U.S. Treasury instruments with similar durations as the expected term of the related awards. The expected dividend yield assumption is based on the Company’s absence of dividend payouts. Expected volatility is based on the average volatility of a peer group of publicly traded entities. Forfeitures are estimated such that the Company only recognizes expense for those shares expected to vest, and adjustments are made if actual forfeitures differ from those estimates.

The weighted-average fair value-based measurement of employee and director stock options granted under the Company’s stock plans in the years ended December 31, 2009, 2010 and 2011 and the nine month periods ended September 30, 2011 and 2012, were $0.82, $1.07, $0.82, $0.82 and $7.05 per share, respectively. The fair value-based measurement of employee and director stock options granted under the Company’s stock plans was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Expected term	6 years	6 years	6 years	6 years	6 years
Expected volatility	75-84%	87-88%	58-60%	58-60%	57-59%
Risk-free interest rate	1.9-2.9%	1.5-2.9%	1.9-2.7%	1.9-2.7%	0.8-1.4%
Expected dividend yield	0%	0%	0%	0%	0%

The Company has historically granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors based on input from management. The determination of the estimated fair value of the Company’s common stock on the date of grant is based on a number of objective and subjective factors including: recent sales of convertible preferred stock to investors; comparable rights and preferences of other outstanding equity securities; progress of research and development efforts and milestones attained; results of operations, financial position and levels of debt and available capital resources of the Company; perspective provided by valuation analyses of the Company’s common stock performed by third-party valuation specialists; and the likelihood of a liquidity event such as an initial public offering or the sale of the Company given prevailing market and biotechnology sector conditions. With regards to the options granted on July 31, 2012, the Company determined retrospectively, for purposes of recording stock-based compensation expense, that the assumed fair value of the Company’s common stock as of July 31, 2012 was $11.36 per share.

Recent grant dates and the related exercise prices of stock options granted to employees and directors from January 1, 2011 through September 30, 2012 were as follows:

	Number of Shares Subject to Options Granted	Exercise Price	Fair Value Estimate per Common Share
January 26, 2011	92,939	$1.46	$0.82
April 5, 2011	140,391	1.46	0.82
July 19, 2011	91,255	1.46	0.82
March 12, 2012 (unaudited)	66,967	2.17	1.18
July 31, 2012 (unaudited)	349,574	4.74	8.16

The Company also granted restricted stock awards during the period from January 1, 2011 through September 30, 2012 as summarized below:

	Number of Shares Subject to Awards Granted	Fair Value Estimate per Common Share
January 26, 2011	72,441	$1.46

Total employee and director stock-based compensation expense recognized was as follows:

	Years Ended December 31,			Nine Months Ended September 30,
(In thousands)	2009	2010	2011	2011	2012
				(unaudited)
General and administrative	$170	$152	$93	$69	$303
Research and development	175	147	128	97	313

	$345	$299	$221	$166	$616

At December 31, 2011, the Company had $196,000 of total unrecognized compensation expense, net of estimated forfeitures, related to outstanding stock options that will be recognized over a weighted-average period of 2.6 years. At September 30, 2012, the Company had $1.8 million of total unrecognized compensation expense, net of estimated forfeitures, related to outstanding stock options that will be recognized over a weighted-average period of 3.3 years.

The total intrinsic value of options exercised in the years ended December 31, 2009, 2010 and 2011 and the nine month periods ended September 30, 2011 and 2012 was not significant.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes

11. Income Taxes

The benefit for income taxes in the year ended December 31, 2009 relates to a refundable research and development credit.

Deferred tax assets and liabilities reflect the net tax effects of net operating loss and tax credit carryovers and the temporary differences between the carrying amounts of assets and liabilities for financial reporting and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
(in thousands)	2009	2010	2011
Net operating losses	$25,235	$27,135	$26,699
Research and other credits	1,683	2,014	2,029
Deferred revenue	—	—	1,559
Other	722	1,051	750

Total deferred tax assets	27,640	30,200	31,037
Valuation allowance	(27,640)	(30,200)	(31,037)

Net deferred tax assets	$—	$—	$—

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 2009, 2010, and 2011 is as follows:

	2009	2010	2011
Statutory rate	(34.0)%	(34.0)%	(34.0)%
Nondeductible warrant expense	(0.4)%	—%	—%
Nondeductible stock compensation	0.4%	3.2%	2.6%
Therapeutic grants	1.2%	(10.4)%	—%
Other	0.1%	0.4%	0.4%
Valuation allowance	32.7%	40.8%	31.0%

Effective tax rate	0%	0%	0%

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Based upon the available objective evidence, management believes it is more likely than not that the net deferred tax assets will not be realizable. Accordingly, the net deferred tax assets have been fully offset by a valuation allowance. The valuation allowance increased by $10.7 million, $2.6 million and $0.8 million during 2009, 2010 and 2011, respectively.

At December 31, 2011, the Company had federal net operating loss carryforwards of approximately $67.0 million, which expire in the years 2025 through 2030, and state net operating loss carryforwards of approximately $66.9 million, which expire in the years 2013 through 2028.

At December 31, 2011, the Company had federal research and development credit carryforwards of approximately $1.7 million, which expire in the years 2022 through 2031, and state research and development credit carryforwards of approximately $1.7 million. The state research and development credit carryforwards can be carried forward indefinitely.

During 2010, the Company completed a Section 382 study in accordance with the Internal Revenue Code of 1986, as amended, and similar state provisions. The study concluded that the Company has experienced a couple of ownership changes since inception. This causes the Company’s utilization of its net operating loss and tax credit carryforwards to be subject to substantial annual limitations. These results are reflected in the above carryforward amounts and deferred tax assets. The Company’s ability to utilize its net operating loss and tax credit carryforwards may be further limited as a result of subsequent ownership changes including potential changes in connection with or after the Company’s proposed IPO. All such limitations could result in the expiration of carryforwards before they are utilized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	Amount
Beginning at January 1, 2009	$691
Additions based on tax positions related to current year	159

Balance at December 31, 2009	850
Additions based on tax positions related to current year	172

Balance at December 31, 2010	1,022
Additions based on tax positions related to current year	3

Balance at December 31, 2011	$1,025

There has been no interest or penalties related to unrecognized tax benefits recorded to date. The Company’s unrecognized tax benefits, if recognized, would not have an impact on the Company’s effective tax rate due to the full valuation allowance on the Company’s deferred tax assets. The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly increase or decrease within the next year. Because of net operating loss carryforwards, substantially all of the Company’s tax years remain open to tax federal and state tax examination. The Company files income tax returns in the U.S. federal jurisdiction and California. The U.S. federal corporation income tax returns beginning with the 2000 tax year remain subject to examination by the Internal Revenue Service. The California corporation income tax returns beginning with the 2000 tax year remain subject to examination by the California Franchise Tax Board.

Employee Benefit Plan	9 Months Ended
Sep. 30, 2012
Employee Benefit Plan

12. Employee Benefit Plan

The Company has established a 401(k) tax-deferred savings plan (the 401(k) Plan), which permits participants to make contributions by salary deduction pursuant to Section 401(k) of the Internal Revenue Code. The Company is responsible for administrative costs of the 401(k) Plan. The Company may, at its discretion, make matching contributions to the 401(k) Plan. No employer contributions have been made to date.

Restructuring Charges	9 Months Ended
Sep. 30, 2012
Restructuring Charges

13. Restructuring Charges

For the year ended December 31, 2011, the Company initiated a reduction in workforce resulting in an aggregate restructuring charge of approximately $1.1 million, consisting of severance and benefit payments for terminated employees. The activity in the accrued restructuring balance, included within accrued compensation on the balance sheet, was as follows for the year ended December 31, 2011 and the nine-month period ended September 30, 2012:

(in thousands)	Amount
Beginning at December 31, 2010	$—
Additions based on charges during the year	1,096
Deductions based on payments during the year	(641)

Balance at December 31, 2011	455
Deductions based on payments during the period (unaudited)	(455)

Balance at September 30, 2012 (unaudited)	$—

Of the $1.1 million restructuring charges, $0.9 million was included as part of research and development expenses and $0.2 million was included as part of general and administrative expenses in the consolidated statements of comprehensive loss for the year ended December 31, 2011.

Subsequent Events (unaudited)	9 Months Ended
Sep. 30, 2012
Subsequent Events (unaudited)

14. Subsequent Events (unaudited)

Termination Agreement and Waiver

In November 2012, the Company and certain holders of the Company’s convertible preferred stock entered into a termination agreement and waiver pursuant to which the parties agreed, subject to and upon the completion of the Company’s proposed IPO, to: (i) waive certain provisions of the IRA, including the right to register shares in the offering; (ii) terminate certain provisions of the IRA; (iii) terminate the Company’s Amended and Restated Right of First Refusal and Co-Sale Agreement; and (iv) terminate the Company’s Amended and Restated Voting Agreement.

Notes Payable

In December 2012, the Company drew its second tranche of $5 million under its loan and security agreement with MidCap Financial, which provides for the borrowing of up to $15 million, of which $10 million was required to be drawn (see Note 7). The Agreement provides for the loan to be issued in three tranches: the first tranche of $5 million was issued in September 2012; the second tranche of $5 million was issued in December 2012; and the final tranche may be drawn at the option of the Company no later than June 2013. In connection with the second tranche drawdown of $5 million in December 2012, the warrant to purchase shares of the Company’s Series E Preferred previously issued to MidCap Financial became exercisable for an additional 16,516 shares. The Series E Preferred warrant may be net exercised and will expire upon completion of the Company’s proposed IPO if unexercised.

Preferred Stock Conversion Rights

In January 2013, the Company’s stockholders amended the terms of the automatic conversion of the Company’s convertible preferred stock such that all outstanding shares of convertible preferred stock would convert into common stock effective immediately prior to, and conditioned upon, the closing of the proposed IPO provided that the IPO closes on or before June 30, 2013 and that the price per share in the IPO has been approved by a majority of the Company’s Board of Directors including certain specific directors.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and include all adjustments necessary for the presentation of our consolidated financial position, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. The Company believes judgment is involved in determining revenue recognition, the fair value-based measurement of stock-based compensation, accruals and warrant valuations. The Company evaluates its estimates and assumptions as facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates and assumptions, and those differences could be material to the consolidated financial statements.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying balance sheet as of September 30, 2012, the statements of comprehensive loss and cash flows for the nine months ended September 30, 2011 and 2012 and the statements of convertible preferred stock and stockholder’s (deficit) equity as of September 30, 2012 are unaudited. The financial data and other information disclosed in these notes to the financial statements related to September 30, 2012 and the nine month periods ended September 30, 2011 and 2012 are also unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s financial position as of September 30, 2012 and the results of its operations and cash flows for the nine months ended September 30, 2011 and 2012. The results for the nine months ended September 30, 2012 are not necessarily indicative of results to be expected for the year ending December 31, 2012 or for any other interim period or for any future year.

Unaudited Pro Forma Stockholders' Equity

Unaudited Pro Forma Stockholders’ Equity

The unaudited pro forma stockholders’ equity has been prepared assuming: immediately prior to the completion of the Company’s proposed initial public offering (IPO), the automatic conversion of all outstanding shares of convertible preferred stock into 12,968,036 shares of common stock assuming an initial public offering price of $8.50 per share, the midpoint of the proposed IPO price range; the expiration of a warrant to purchase 33,032 shares of Series E convertible preferred stock (Series E Preferred) which will expire upon completion of the IPO if unexercised; the conversion of the Company’s warrant exercisable for Series B-2 convertible preferred stock into a warrant for common stock immediately prior to the completion of the proposed IPO; the related reclassification of convertible preferred stock warrant liabilities to additional paid-in capital; and the amendment and restatement of the Company’s certificate of incorporation in connection with the completion of the proposed IPO. The unaudited pro forma stockholders’ equity gives effect to these adjustments as if the proposed IPO was completed as of September 30, 2012, but does not consider any proceeds from the proposed IPO.

Concentration of Credit Risk

Concentration of Credit Risk

Cash, cash equivalents, and marketable securities consist of financial instruments that potentially subject the Company to a concentration of credit risk in the event of a default by the related financial institution holding the securities, to the extent of the value recorded in the balance sheet. The Company invests cash that is not required for immediate operating needs primarily in highly liquid instruments with lower credit risk. The Company has established guidelines relating to the quality, diversification, and maturities of securities to enable the Company to manage its credit risk.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Cash, accounts payable and accrued liabilities are carried at cost, which approximates fair value given their short-term nature. Marketable securities, cash equivalents, and warrants for convertible preferred stock are carried at fair value.

The fair value of financial instruments reflects the amounts that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value hierarchy is based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable, and the third is considered unobservable, as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than those included in Level 1 that are directly or indirectly observable, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company measures the fair value of financial assets and liabilities using the highest level of inputs that are reasonably available as of the measurement date. The following tables summarize the fair value of financial assets and liabilities (investments and convertible preferred stock warrant liabilities) that are measured at fair value, and the classification by level of input within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$7,529	$—	$—	$7,529
U.S. treasury notes	1,274	—	—	1,274
Commercial paper		6,749		6,749
Corporate securities	—	7,475	—	7,475
U.S. government-backed securities	—	10,677	—	10,677

Total investments	$8,803	$24,901	$—	$33,704

Convertible preferred stock warrant liabilities	$—	$—	$69	$69

	Fair Value Measurements as of December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$2,973	$—	$—	$2,973
U.S. treasury notes	3,051	—	—	3,051
Corporate securities	—	6,022	—	6,022
U.S. government-backed securities	—	5,436	—	5,436

Total investments	$6,024	$11,458	$—	$17,482

Convertible preferred stock warrant liabilities	$—	$—	$117	$117

	Fair Value Measurements as of September 30, 2012
(in thousands)	Level 1	Level 2	Level 3	Total
	(unaudited)
Investments:
Money market funds	$5,733	$—	$—	$5,733
U.S. treasury notes	502	—	—	502
Commercial paper	—	4,248		4,248
Corporate securities	—	5,264	—	5,264
U.S. government-backed securities	—	8,307	—	8,307

Total investments	$6,235	$17,819	$—	$24,054

Convertible preferred stock warrant liabilities	$—	$—	$584	$584

The Company’s Level 2 investments include U.S. government-backed securities and corporate securities that are valued based upon observable inputs that may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. The fair value of the Company’s commercial paper is based upon the time to maturity and discounted using the three-month treasury bill rate. The average remaining maturity of the Company’s Level 2 investments as of September 30, 31, 2012 is less than three months and all of these investments are rated by S&P and Moody’s at AAA or AA+. As of September 30, 2012, the Company’s corporate securities are fully FDIC-insured under the Temporary Liquidity Guarantee Program (TLGP).

The fair value of the convertible preferred stock warrant liabilities as of December 31, 2010 and 2011 was calculated by using an Option Pricing Model to allocate the total enterprise value to the various securities within the Company’s capital structure. The estimated total enterprise value was $99.5 million and $106.9 million at December 31, 2010 and December 31, 2011, respectively. The model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction. Inputs to the model included:

	December 31,
	2010	2011
Time to liquidity (in years)	0.5	2.0
Volatility	57%	53%
Discounted cash flow rate	14%	14%
Risk free interest rate	0.21%	0.25%
Marketability discount rate	20%	27%

The time to liquidity input was based on the Company’s estimate of when potential liquidity could be provided to stockholders. The volatility factor used was based on the average historic price volatility for publicly traded industry peers. The discounted cash flow rate used takes into consideration a company specific risk premium, market risk premium and an assumed risk free rate of return. The risk-free interest rate used was based on the yields of U.S. Treasury securities with maturities similar to the time to liquidity. The marketability discount is used to reflect that private company securities are generally less liquid than a public company.

The fair value of the convertible preferred stock warrant liabilities as of September 30, 2012 was calculated by allocating the total enterprise value of the Company to the various securities, including convertible preferred stock warrants, within the Company’s capital structure using the probability-weighted expected return method (PWERM). The change to the PWERM model from the model used at December 31, 2011 reflected the continued development of the Company. The fair value of the convertible preferred stock warrant liabilities through December 31, 2011 was calculated by allocating the total enterprise value to the various securities within the Company’s capital structure using an Option Pricing Model. The estimated total enterprise value was $226.4 million at September 30, 2012. The PWERM is a scenario-based analysis that estimates the value per share based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the Company, as well as the rights of each share class. The PWERM estimates the value of the Company under each of two possible future scenarios: IPO and stay privately held. In the non-IPO scenario, a large portion of the equity value is allocated to the convertible preferred stock and warrants to incorporate the aggregate liquidation preferences. In the IPO scenario, the equity value is allocated pro rata among the shares of common stock and each series of convertible preferred stock and warrants with the value allocated to the Series E convertible preferred stock warrant adjusted to intrinsic value given that this instrument net share settles upon an IPO. The value per share under each scenario was then probability weighted and the resulting weighted values per share were summed to determine the fair value per share for each share class. The PWERM valuation used a risk-adjusted discount rate of 12%, a non-marketability discount rate of 14.2% and an estimated time to a liquidity event of 2-17 months. The expected outcomes were weighted more towards an IPO (80%) with a lower weighting for remaining privately held (20%). The fair value of the enterprise determined using the IPO and non-IPO scenarios were weighted according to the Company’s estimate of the probability of each scenario.

The following table presents changes in financial instruments measured at fair value using Level 3 inputs:

Convertible Preferred Stock Warrant Liabilities
(in thousands)
Balance at December 31, 2009	$71
Unrealized gain included in other income (expense), net	(2)

Balance at December 31, 2010	69
Unrealized loss included in other income (expense), net	48

Balance at December 31, 2011	117
Issuances (unaudited)	79
Unrealized loss included in other income (expense), net (unaudited)	388

Balance at September 30, 2012 (unaudited)	$584

Cash, Cash Equivalents, and Marketable Securities

Cash, Cash Equivalents, and Marketable Securities

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits with commercial banks in checking, interest-bearing and demand money market accounts. The Company invests in marketable securities consisting primarily of certificates of deposit, money market funds, corporate securities, commercial paper, U.S. government-backed securities and U.S. treasury notes. These securities are classified as available-for-sale and carried at estimated fair value, with unrealized gains and losses reported as part of accumulated other comprehensive income (loss), a separate component of stockholders’ (deficit) equity. The Company may liquidate any of these investments in order to meet the Company’s liquidity needs in the next year.

Realized gains and losses from the sale of marketable securities are calculated using the specific-identification method. Realized gains and losses and declines in value judged to be other-than-temporary are included in interest income, net in the consolidated statements of comprehensive loss. To date, the Company has not recorded any impairment charges on its marketable securities related to other-than-temporary declines in market value. In determining whether a decline in market value is other-than-temporary, various factors are considered, including whether the decline is attributed to a change in credit risk, and whether it is more likely-than-not that the Company will hold the security for a period of time sufficient to allow for an anticipated recovery in market value. The Company had no realized gains or losses from the sale of marketable securities for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012.

Restricted Cash

Restricted Cash

Restricted cash at December 31, 2011 and September 30, 2012 consisted of $0.2 million related to standby letters of credit issued in connection with an operating lease for the Company’s corporate headquarters. Restricted cash at December 31, 2010 consisted of $0.5 million related to standby letters of credit issued in connection with an operating lease for the Company’s corporate headquarters and a shipment of clinical materials from a third-party manufacturer.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment is stated at cost, less accumulated depreciation and amortization, and depreciated over the estimated useful lives of the respective assets of three years using the straight-line method. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful lives or the noncancelable term of the related lease. Maintenance and repair costs are charged as expense to the statements of comprehensive loss as incurred.

Long-Lived Assets

Long-Lived Assets

The Company evaluates the carrying value of its long-lived assets, including intangible assets, whenever events or changes in circumstances indicate that the carrying value of the asset may be impaired. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset, including disposition, are less than the carrying value of the asset. To date, the Company has not recorded any impairment charges on its long-lived assets.

The Company’s intangible assets consist of intellectual property and know-how acquired, related to developed technology for antibody production, as part of the Company’s acquisition of Celscia Therapeutics, Inc., effective January 12, 2004. Such intellectual property and know-how acquired provides the Company with alternative future use in other research projects. The intellectual property and know-how acquired of $1.0 million is being amortized over the estimated useful life of the technology, which the Company estimates to be nine years. For each of the years ended December 31, 2009, 2010 and 2011, the Company recorded amortization expense of $0.1 million. For the nine month periods ended September 30, 2011 and 2012, the Company recorded amortization expense of $0.1 million. The estimated amortization expense to be recorded in the year ended December 31, 2012 is $0.1 million.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs as of September 30, 2012, consisting of legal, accounting, printing and filing fees incurred in the preparation of the Company’s Registration Statements on Form 10-12G and Form S-1 as part of the Company’s proposed IPO have been capitalized. The deferred offering costs will be offset against the IPO proceeds upon the completion of the offering. In the event the offering is terminated, deferred offering costs will be expensed. As of September 30, 2012, the Company had capitalized $2.0 million of deferred offering costs in other assets on the consolidated balance sheet. No amounts were deferred as of December 31, 2011.

Convertible Preferred Stock Warrant Liabilities

Convertible Preferred Stock Warrant Liabilities

The Company classifies its outstanding warrants exercisable for shares of the Company’s Series B-2 and Series E convertible preferred stock as convertible preferred stock warrant liabilities and adjusts the instruments to fair value at the end of each reporting period. At the end of each reporting period, changes in the fair value of the warrant liabilities during the period are recorded as a component of other income (expense), net. The Company will continue to adjust the liabilities for changes in fair value until the earlier of the exercise or expiration of the warrants or conversion of the warrants into warrants to purchase common stock, at which time the liabilities would be reclassified to equity.

Research and Development Expenses

Research and Development Expenses

Development costs incurred in the research and development of new products are expensed as incurred, including expenses that may or may not be reimbursed under research and development collaboration arrangements. Research and development costs include, but are not limited to, salaries, benefits, stock-based compensation, laboratory supplies, allocated overhead, fees for professional service providers and costs associated with product development efforts, including preclinical studies and clinical trials. Research and development expenses under collaborative agreements approximate or exceed the revenue recognized under such agreements.

The Company estimates preclinical study and clinical trial expenses based on the services performed, pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on its behalf. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. Payments made to third parties under these arrangements in advance of the receipt of the related services are recorded as prepaid expenses until the services are rendered.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when: (i) persuasive evidence of an arrangement exists; (ii) transfer of technology has been completed, delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured. Payments received in advance of work performed are recorded as deferred revenue and recognized when earned.

Multiple Element Arrangements

The Company evaluates revenue from agreements that have multiple elements to determine whether the components of the arrangement represent separate units of accounting. Management considers whether components of an arrangement represent separate units of accounting based upon whether certain criteria are met, including whether the delivered element has stand-alone value to the customer. To date, all of the Company’s research and development collaboration and license agreements have been assessed to have one unit of accounting. Up-front and license fees received for a combined unit of accounting are deferred and recognized ratably over the projected performance period. Nonrefundable fees where the Company has no continuing performance obligations are recognized as revenue when collection is reasonably assured and all other revenue recognition criteria have been met.

On January 1, 2011, the Company adopted on a prospective basis Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2009-13, Multiple-Deliverable Revenue Arrangements, which amends the criteria related to identifying separate units of accounting and provides guidance on how an arrangement should be separated and the consideration allocated. The adoption of the standard did not impact the Company’s financial position or results of operations as of and for the year ended December 31, 2011 or nine months ended September 30, 2012 as the Company did not enter into any new arrangements or materially modify any existing arrangements in those periods. However, the adoption of this standard may result in revenue recognition patterns for future agreements that are materially different from the Company’s existing multiple-element arrangements.

Research and Development Services

Internal and external research and development costs incurred in connection with collaboration agreements are recognized as revenue in the same period as the costs are incurred and are presented on a gross basis because the Company acts as a principal, has the discretion to choose suppliers, bears credit risk, and performs at least part of the services.

Milestones and Other Contingent Payments

On January 1, 2011, the Company elected to prospectively adopt the milestone method as described in FASB ASU 2010-17, Milestone Method of Revenue Recognition. Under the milestone method, contingent consideration received from the achievement of a substantive milestone will be recognized in its entirety in the period in which the milestone is achieved. A milestone is defined as an event having all of the following characteristics: (i) there is substantive uncertainty at the date the arrangement is entered into that the event will be achieved; (ii) the event can only be achieved based in whole or in part on either the company’s performance or a specific outcome resulting from the company’s performance; and (iii) if achieved, the event would result in additional payments being due to the company.

The Company’s future research and development and license agreements may provide for payments to be paid to the Company upon the achievement of development milestones or success fees. Given the challenges inherent in developing biologic products, there may be substantial uncertainty as to whether any such milestones would be achieved at the time the agreements are executed. In addition, the Company will evaluate whether the development milestones meet all of the conditions to be considered substantive. The conditions include: (1) the consideration is commensurate with either of the following: (a) the vendor’s performance to achieve the milestone or (b) the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (2) it relates solely to past performance, and (3) it is reasonable relative to all the deliverables and payment terms within the arrangement. If the Company considers the development milestones to be substantive, revenue related to such future milestone payments will be recognized as the Company achieves each milestone. The election to adopt the milestone method did not impact the Company’s financial position or results of operations as of and for the year ended December 31, 2011, or the nine month period ended September 30, 2012, as the Company did not receive any milestone payments in those periods, and no milestone payments, as defined, are included in any of the Company’s existing collaboration agreements as of December 31, 2011 and September 30, 2012.

Prior to the adoption of ASU No. 2010-17, milestone payments that were contingent upon the achievement of substantive at-risk performance criteria were recognized in full upon achievement of those milestone events in accordance with the terms of the related agreement and assuming all other revenue recognition criteria were met. All revenue recognized to date under the Company’s collaborative agreements has been nonrefundable.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

The Company measures employee and director stock-based compensation expense for stock awards at the grant date, based on the fair value-based measurement of the award, and the expense is recorded over the related service period, generally the vesting period, net of estimated forfeitures. The Company calculates the fair value-based measurement of stock options using the Black-Scholes valuation model and the single-option method and recognizes expense using the straight-line attribution approach.

The Company accounts for equity instruments issued to nonemployees based on their fair values on the measurement dates using the Black-Scholes option-pricing model. The fair values of the options granted to nonemployees are remeasured as they vest. As a result, the noncash charge to operations for nonemployee options with vesting is affected each reporting period by changes in the fair value of the Company’s common stock.

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset-and-liability approach. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes measured by applying enacted tax rates and laws that will be in effect when the differences are expected to reverse, net operating loss carryforwards and tax credits. Valuation allowances are provided when necessary to reduce net deferred tax assets to an amount that is more likely than not to be realized. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for income taxes.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes the net loss and all changes in stockholders’ deficit during a period, except for those changes resulting from investments by stockholders or distributions to stockholders. Other comprehensive income (loss) consists solely of unrealized gains (losses) on marketable securities.

Net Loss Per Common Share

Net Loss Per Common Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per common share is computed by dividing the net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common share equivalents are only included in the calculation of diluted net loss per common share when their effect is dilutive.

The Company’s potential dilutive securities which include convertible preferred stock, unvested restricted stock, stock options, and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per common share and be antidilutive. Therefore, the denominator used to calculate both basic and diluted net loss per common share is the same in all periods presented.

Deferred Rent

Deferred Rent

The Company records its costs under facility operating lease agreements as rent expense. Rent expense is recognized on a straight-line basis over the non-cancelable term of the operating lease. The difference between the actual amounts paid and amounts recorded as rent expense is recorded to deferred rent.

Segment Reporting

Segment Reporting

The Company determines its segment reporting based upon the way the business is organized for making operating decisions and assessing performance. The Company has only one operating segment related to the development of pharmaceutical products.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. While this ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands the existing disclosure requirements of ASC Topic 820, Fair Value Measurement and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards, which could change how fair value measurement guidance in ASC 820 is applied. The Company adopted ASU No. 2011-04 on January 1, 2012, as required. The adoption of this new guidance on a prospective basis did not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This ASU gives an entity the option to present the total of comprehensive income (loss), the components of net income (loss), and the components of other comprehensive income (loss) either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. The Company adopted ASU No. 2011-05 on January 1, 2012 on a retrospective basis as required and has presented its comprehensive loss and the components of net loss and other comprehensive income (loss) in a single continuous statement of comprehensive income (loss).

Reverse Stock Split

Reverse Stock Split

In December 2012, the Company’s board of directors approved a 1-for-3.56147 reverse split of our issued and outstanding capital stock which became effective on January 15, 2013. Upon the effectiveness of the reverse stock split, (i) every 3.56147 shares of issued and outstanding common stock and preferred stock was decreased to one share of common stock or preferred stock, as applicable, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable was proportionally decreased on a 1-for-3.56147 basis and the number of shares of preferred stock into which each outstanding warrant is exercisable was proportionally decreased on a 1-for-3.56147 basis and, (iii) the exercise price of each outstanding option to purchase common stock and warrant to purchase preferred stock was proportionately increased. All of the share numbers, share prices, exercise prices and other per share information have been adjusted within these financial statements, on a retroactive basis, to reflect this 1-for-3.56147 reverse stock split.

Pro Forma
Net Loss Per Common Share

Unaudited Pro Forma Net Loss per Common Share

The unaudited pro forma loss per common share for the year ended December 31, 2011 and the nine months ended September 30, 2012 was computed using the weighted average number of shares of common stock outstanding, including the pro forma effect of the conversion of all outstanding shares of convertible preferred stock into shares of common stock.

Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value of Financial Assets And Liabilities Measured At Fair Value And Classification By Level Of Input

The following tables summarize the fair value of financial assets and liabilities (investments and convertible preferred stock warrant liabilities) that are measured at fair value, and the classification by level of input within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$7,529	$—	$—	$7,529
U.S. treasury notes	1,274	—	—	1,274
Commercial paper		6,749		6,749
Corporate securities	—	7,475	—	7,475
U.S. government-backed securities	—	10,677	—	10,677

Total investments	$8,803	$24,901	$—	$33,704

Convertible preferred stock warrant liabilities	$—	$—	$69	$69

	Fair Value Measurements as of December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$2,973	$—	$—	$2,973
U.S. treasury notes	3,051	—	—	3,051
Corporate securities	—	6,022	—	6,022
U.S. government-backed securities	—	5,436	—	5,436

Total investments	$6,024	$11,458	$—	$17,482

Convertible preferred stock warrant liabilities	$—	$—	$117	$117

	Fair Value Measurements as of September 30, 2012
(in thousands)	Level 1	Level 2	Level 3	Total
	(unaudited)
Investments:
Money market funds	$5,733	$—	$—	$5,733
U.S. treasury notes	502	—	—	502
Commercial paper	—	4,248		4,248
Corporate securities	—	5,264	—	5,264
U.S. government-backed securities	—	8,307	—	8,307

Total investments	$6,235	$17,819	$—	$24,054

Convertible preferred stock warrant liabilities	$—	$—	$584	$584

Inputs Included in Option Pricing Model

The fair value of the convertible preferred stock warrant liabilities as of December 31, 2010 and 2011 was calculated by using an Option Pricing Model to allocate the total enterprise value to the various securities within the Company’s capital structure. The estimated total enterprise value was $99.5 million and $106.9 million at December 31, 2010 and December 31, 2011, respectively. The model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction. Inputs to the model included:

	December 31,
	2010	2011
Time to liquidity (in years)	0.5	2.0
Volatility	57%	53%
Discounted cash flow rate	14%	14%
Risk free interest rate	0.21%	0.25%
Marketability discount rate	20%	27%

Fair Value Of Convertible Preferred Stock Warrant Liability

The following table presents changes in financial instruments measured at fair value using Level 3 inputs:

Convertible Preferred Stock Warrant Liabilities
(in thousands)
Balance at December 31, 2009	$71
Unrealized gain included in other income (expense), net	(2)

Balance at December 31, 2010	69
Unrealized loss included in other income (expense), net	48

Balance at December 31, 2011	117
Issuances (unaudited)	79
Unrealized loss included in other income (expense), net (unaudited)	388

Balance at September 30, 2012 (unaudited)	$584

Antidilutive Securities Excluded From Computation Of Earning Per Share

The following shares subject to outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	December 31,			September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Convertible Preferred Stock	10,657,030	10,657,030	10,657,030	10,657,030	12,329,330
Unvested Common Stock	237,641	172,402	139,033	156,785	—
Warrants to purchase Convertible Preferred Stock	38,997	38,997	38,997	38,997	55,513
Options to purchase Common Stock	1,040,658	962,781	1,086,299	1,175,855	1,057,468

	11,974,326	11,831,210	11,921,359	12,028,667	13,442,311

Pro Forma Net Loss Per Common Share

	Year Ended December 31, 2011	Nine Months Ended September 30, 2012
		(unaudited)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	1,933,672	2,070,013
Pro forma adjustment to reflect the assumed conversion of preferred stock	10,657,030	11,522,793

Weighted average common shares outstanding used to calculate pro forma basic and diluted net loss per common share	12,590,702	13,592,806

Investments (Tables)	9 Months Ended
Sep. 30, 2012
Amortized Cost And Fair Value Of Investments with Gross Unrealized Gains And Losses

At December 31, 2010, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$7,529	$—	$—	$7,529
Commercial paper	6,748	1	—	6,749
Corporate securities	7,478	—	(3)	7,475
U.S. government-backed securities	10,678	1	(2)	10,677
U.S. treasury notes	1,274	—	—	1,274

Total investments	$33,707	$2	$(5)	$33,704

Reported as:
Cash and cash equivalents				$8,369
Marketable securities				24,852
Restricted cash				483

Total investments				$33,704

At December 31, 2011, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$2,973	$—	$—	$2,973
Corporate securities	6,024	—	(2)	6,022
U.S. government-backed securities	5,435	1	—	5,436
U.S. treasury notes	3,051	—	—	3,051

Total investments	$17,483	$1	$(2)	$17,482

Reported as:
Cash and cash equivalents				$2,768
Marketable securities				14,509
Restricted cash				205

Total investments				$17,482

At September 30, 2012, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(unaudited)
Money market funds	$5,733	$—	$—	$5,733
Commercial paper	4,241	7	—	4,248
Corporate securities	5,263	1	—	5,264
U.S. government-backed securities	8,304	3	—	8,307
U.S. treasury notes	502	—	—	502

Total investments	$24,043	$11	$—	$24,054

Reported as:
Cash and cash equivalents				$5,527
Marketable securities				18,322
Restricted cash				205

Total investments				$24,054

Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Property And Equipment

Property and equipment consists of the following:

	December 31		September 30, 2012
(in thousands)	2010	2011
			(unaudited)
Laboratory equipment	$1,259	$1,508	$1,446
Computer equipment and software	401	421	425
Leasehold improvements, furniture and fixtures	1,087	1,282	1,286

	2,747	3,211	3,157
Accumulated depreciation and amortization	(2,300)	(2,784)	(2,901)

Property and equipment, net	$447	$427	$256

Research and Development Collaboration and License Agreements (Tables)	9 Months Ended
Sep. 30, 2012
Revenue From Significant Collaboration Partners As Percentage of Contract Revenue

The following table presents a summary of revenue from significant collaboration partners as a percentage of the Company’s contract revenue:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Sanofi	—%	100%	100%	100%	100%
Novartis	49%	—%	—%	—%	—%
Other	51%	—%	—%	—%	—%

Revenue Recognized Under Sanofi Agreement

Revenue recognized under the Sanofi agreement was as follows:

	Years Ended December 31,		Nine Months Ended September 30,
(in thousands)	2010	2011	2011	2012
			(unaudited)
Contract revenue:
Amortization of upfront fees	$15,393	$18,977	$13,285	$5,630
Reimbursement for development-related activities	2,319	1,278	1,101	450

Total contract revenue	$17,712	$20,255	$14,386	$6,080

Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Future payments

Future payments as of September 30, 2012 under the Agreement are as follows (in thousands):

Remainder of 2012	$143
2013	580
2014	1,990
2015	1,847
2016	1,701

Total minimum payments	6,261
Less amount representing interest	(1,261)

Notes payable, gross	5,000
Discount on notes payable	(188)
Accretion of the final exit fee payment	3

Long-term notes payable	$4,815

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Future Minimum Lease Payments	Future minimum lease payments are as follows as of December 31, 2011:

(in thousands)
2012	$1,159
2013	1,207
2014	615

Total	$2,981

Sublease Payments to be Received Under Lease Agreement	Under the agreements, the Company will receive sublease payments as follows:

(in thousands)
2012	$1,037
2013	1,095
2014	553

Total	$2,685

Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2012
Convertible Preferred Stock Balances

As of December 31, 2010 and 2011, convertible preferred stock balances were as follows:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Amount
(in thousands, except share information)
Series A	1,527,611	428,922	$1,835	$2,200
Series B-1	3,425,152	961,720	4,726	4,932
Series B-2	14,811,323	4,119,759	21,039	21,128
Series C	6,944,450	1,949,874	19,905	20,000
Series D	12,400,000	3,196,755	35,673	37,002

	39,108,536	10,657,030	$83,178	$85,262

In May and June 2012, the Company issued 1,672,300 shares of Series E Preferred at a price of $12.11 per share, for gross proceeds of $20.2 million. As of September 30, 2012, convertible preferred stock balances were as follows:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Amount
(in thousands, except share information)	(unaudited)
Series A	1,527,611	428,922	$1,835	$2,200
Series B-1	3,425,152	961,720	4,726	4,932
Series B-2	14,811,323	4,119,759	21,039	21,128
Series C	6,944,450	1,949,874	19,905	20,000
Series D	11,385,196	3,196,755	35,673	37,002
Series E	22,058,823	1,672,300	18,845	20,250

	60,152,555	12,329,330	$102,023	$105,512

Shares of Common Stock Reserved for Issuance

The Company had reserved the following shares of common stock for issuance:

	December 31, 2011	September 30, 2012

		(unaudited)
Conversion of Series A Preferred	428,922	428,922
Conversion of Series B-1 Preferred	961,720	961,720
Conversion of Series B-2 Preferred	4,119,759	4,119,759
Exercise and conversion of Series B-2 Preferred and Series E Preferred warrants	38,997	55,513
Conversion of Series C Preferred	1,949,874	1,949,874
Conversion of Series D Preferred	3,196,755	3,196,755
Conversion of Series E Preferred	—	6,193,741
Common stock available for grant of stock awards	1,011,650	2,122,035
Common stock options outstanding	1,086,299	1,057,468

	12,793,976	20,085,787

Activity Under 2012 Plan

Activity under the Company’s stock plans is as follows:

	Shares Available for Grant	Number of Shares Subject to Options Outstanding	Weighted-Average Exercise Price
Balances at December 31, 2008	911,337	755,566	$1.21
Stock awards granted	(105,574)	—
Options granted	(371,899)	371,899	1.21
Options canceled	77,168	(77,168)	1.03
Options exercised	—	(9,639)	0.71
Stock awards forfeited	11,465	—

Balances at December 31, 2009	522,497	1,040,658	1.00
Stock awards granted	(134,530)	—
Options granted	(145,375)	145,375	1.46
Options canceled	76,098	(76,098)	1.07
Options exercised	—	(147,154)	0.82

Balances at December 31, 2010	318,690	962,781	1.07
Additional shares authorized	912,544	—
Stock awards granted	(72,441)	—
Options granted	(324,585)	324,585	1.46
Options canceled	165,980	(165,980)	1.25
Options exercised	—	(35,087)	0.96
Stock awards cancelled and forfeited	11,462	—

Balances at December 31, 2011	1,011,650	1,086,299	1.18
Additional shares authorized (unaudited)	1,123,131	—
Options granted (unaudited)	(416,541)	416,541	4.31
Options canceled (unaudited)	386,888	(386,888)	1.25
Options exercised (unaudited)	—	(58,484)	0.96
Stock awards cancelled and forfeited (unaudited)	16,907	—

Balances at September 30, 2012 (unaudited)	2,122,035	1,057,468	2.39
Options vested and expected to vest at December 31, 2011		1,032,033	1.18
Options vested and expected to vest at September 30, 2012 (unaudited)		1,004,642	2.39

Additional Information Regarding Options Outstanding

Additional information regarding options outstanding as of December 31, 2011 is as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (In Years)
$0.50	44,542	3.29
0.54	61,070	5.02
0.89	87,791	5.56
1.03	250,207	6.34
1.07	4,678	0.80
1.21	260,090	7.14
1.46	377,921	9.05

	1,086,299

Additional information regarding options outstanding as of September 30, 2012 is as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (In Years)
	(unaudited)
$0.50	37,242	2.53
0.54	45,627	4.27
0.89	15,723	4.80
1.03	182,761	5.56
1.21	177,394	6.39
1.46	182,742	8.18
2.17	66,405	9.45
4.74	349,574	9.83

	1,057,468

Employee And Director Stock Options Granted under 2001 Plan, Assumption Used In Black-Scholes Model

The fair value-based measurement of employee and director stock options granted under the Company’s stock plans was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Expected term	6 years	6 years	6 years	6 years	6 years
Expected volatility	75-84%	87-88%	58-60%	58-60%	57-59%
Risk-free interest rate	1.9-2.9%	1.5-2.9%	1.9-2.7%	1.9-2.7%	0.8-1.4%
Expected dividend yield	0%	0%	0%	0%	0%

Recent Grant Dates And Related Exercise Prices Of Stock Options Granted to Employees And Directors

Recent grant dates and the related exercise prices of stock options granted to employees and directors from January 1, 2011 through September 30, 2012 were as follows:

	Number of Shares Subject to Options Granted	Exercise Price	Fair Value Estimate per Common Share
January 26, 2011	92,939	$1.46	$0.82
April 5, 2011	140,391	1.46	0.82
July 19, 2011	91,255	1.46	0.82
March 12, 2012 (unaudited)	66,967	2.17	1.18
July 31, 2012 (unaudited)	349,574	4.74	8.16

Restricted Stock Awards, granted

The Company also granted restricted stock awards during the period from January 1, 2011 through September 30, 2012 as summarized below:

	Number of Shares Subject to Awards Granted	Fair Value Estimate per Common Share
January 26, 2011	72,441	$1.46

Total Employee And Director Stock-Based Compensation Expense

Total employee and director stock-based compensation expense recognized was as follows:

	Years Ended December 31,			Nine Months Ended September 30,
(In thousands)	2009	2010	2011	2011	2012
				(unaudited)
General and administrative	$170	$152	$93	$69	$303
Research and development	175	147	128	97	313

	$345	$299	$221	$166	$616

Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Significant Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
(in thousands)	2009	2010	2011
Net operating losses	$25,235	$27,135	$26,699
Research and other credits	1,683	2,014	2,029
Deferred revenue	—	—	1,559
Other	722	1,051	750

Total deferred tax assets	27,640	30,200	31,037
Valuation allowance	(27,640)	(30,200)	(31,037)

Net deferred tax assets	$—	$—	$—

Reconciliation of Statutory Tax Rates And Effective Tax Rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 2009, 2010, and 2011 is as follows:

	2009	2010	2011
Statutory rate	(34.0)%	(34.0)%	(34.0)%
Nondeductible warrant expense	(0.4)%	—%	—%
Nondeductible stock compensation	0.4%	3.2%	2.6%
Therapeutic grants	1.2%	(10.4)%	—%
Other	0.1%	0.4%	0.4%
Valuation allowance	32.7%	40.8%	31.0%

Effective tax rate	0%	0%	0%

Reconciliation of Beginning And Ending Amount Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	Amount
Beginning at January 1, 2009	$691
Additions based on tax positions related to current year	159

Balance at December 31, 2009	850
Additions based on tax positions related to current year	172

Balance at December 31, 2010	1,022
Additions based on tax positions related to current year	3

Balance at December 31, 2011	$1,025

Restructuring Charges (Tables)	9 Months Ended
Sep. 30, 2012
Activity In Accrued Restructuring Balance, Included Within Accrued Compensation

The activity in the accrued restructuring balance, included within accrued compensation on the balance sheet, was as follows for the year ended December 31, 2011 and the nine-month period ended September 30, 2012:

(in thousands)	Amount
Beginning at December 31, 2010	$—
Additions based on charges during the year	1,096
Deductions based on payments during the year	(641)

Balance at December 31, 2011	455
Deductions based on payments during the period (unaudited)	(455)

Balance at September 30, 2012 (unaudited)	$—

Organization And Description of Business - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization and Nature of Operations [Line Items]
Net losses from operations	$ (86,570)	$ (74,758)	$ (72,526)

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended			9 Months Ended
	Sep. 30, 2012 Segment	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Intellectual Property And know-how	Sep. 30, 2011 Intellectual Property And know-how	Dec. 31, 2011 Intellectual Property And know-how	Dec. 31, 2010 Intellectual Property And know-how	Dec. 31, 2009 Intellectual Property And know-how	Dec. 31, 2012 Subsequent Event	Sep. 30, 2012 Pro Forma	Sep. 30, 2012 Pro Forma Series E Preferred Stock	Sep. 30, 2012 Pro Forma Common Stock	Sep. 30, 2012 Minimum	Sep. 30, 2012 Maximum	Sep. 30, 2012 Maximum Cash and Cash Equivalents
Summary Of Significant Accounting Policies [Line Items]
Series E convertible preferred stock issued upon conversion of warrants													33,032
Shares issued upon conversion of Series E convertible preferred stock														12,968,036
Share price												$ 8.5
Estimated total enterprise value	$ 226,400,000		$ 106,900,000	$ 99,500,000
Risk-adjusted discount used in PWERM	12.00%
Non-marketability discount	14.20%
Fair value assumptions estimated time to liquidity event															2 months	17 months
Percentage of weight assigned to initial public offering	80.00%
Percentage of weight assigned to sale	20.00%
Highly liquid investments maturity period																	90 days
Restricted cash current, standby letters of credit	205,000		205,000
Restricted cash non current, standby letters of credit				483,000
Property and equipment, estimated useful lives	3 years
Intangible asset, acquired value						1,000,000
Intangible asset, estimated useful life						9 years
Intangible asset, Amortization expense	83,000	83,000	111,000	111,000	111,000	100,000	100,000	100,000	100,000	100,000
Estimated amortization expense to be recorded in the year 2012						100,000
Deferred offering costs	$ 2,000,000
Number of operating segment	1
Reverse stock split ratio											0.2808

Fair Value of Financial Assets And Liabilities Measured At Fair Value And Classification By Level Of Input (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	$ 24,054	$ 17,482	$ 33,704
Convertible preferred stock warrant liabilities	584	117	69	71
Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	5,733	2,973	7,529
U.S. treasury notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	502	3,051	1,274
Commercial paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	4,248		6,749
Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	5,264	6,022	7,475
U.S. government-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	8,307	5,436	10,677
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	6,235	6,024	8,803
Level 1 | Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	5,733	2,973	7,529
Level 1 | U.S. treasury notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	502	3,051	1,274
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	17,819	11,458	24,901
Level 2 | Commercial paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	4,248		6,749
Level 2 | Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	5,264	6,022	7,475
Level 2 | U.S. government-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	8,307	5,436	10,677
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred stock warrant liabilities	$ 584	$ 117	$ 69

Inputs Included in Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Time to liquidity (in years)	2 years	6 months
Volatility	53.00%	57.00%
Discounted cash flow rate	14.00%	14.00%
Risk free interest rate	0.25%	0.21%
Marketability discount rate	27.00%	20.00%

Changes In Financial instruments Measured At Fair Value Using Level 3 Inputs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 117	$ 69	$ 71
Issuances (unaudited)	79
Unrealized (gain) loss included in other income (expense), net	388	48	(2)
Ending balance	$ 584	$ 117	$ 69

Outstanding Potentially Dilutive Securities Excluded From Computations of Diluted Net Loss Per Common Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	13,442,311	12,028,667	11,921,359	11,831,210	11,974,326
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	12,329,330	10,657,030	10,657,030	10,657,030	10,657,030
Unvested common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		156,785	139,033	172,402	237,641
Warrants to purchase preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	55,513	38,997	38,997	38,997	38,997
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,057,468	1,175,855	1,086,299	962,781	1,040,658

Pro Forma Net Loss Per Common Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income Loss Per Common Share [Line Items]
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	2,070,013	1,921,705	1,933,672	1,689,894	1,419,066
Pro Forma
Net Income Loss Per Common Share [Line Items]
Pro forma adjustment to reflect the assumed conversion of preferred stock	11,522,793		10,657,030
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	13,592,806		12,590,702

Investments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 24,043	$ 17,483	$ 33,707
Gross Unrealized Gains	11	1	2
Gross Unrealized Losses		(2)	(5)
Fair Value	24,054	17,482	33,704
Cash and Cash Equivalents
Schedule of Available-for-sale Securities [Line Items]
Fair Value	5,527	2,768	8,369
Marketable securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value	18,322	14,509	24,852
Restricted cash
Schedule of Available-for-sale Securities [Line Items]
Fair Value	205	205	483
Money market funds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,733	2,973	7,529
Fair Value	5,733	2,973	7,529
Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,241		6,748
Gross Unrealized Gains	7		1
Fair Value	4,248		6,749
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,263	6,024	7,478
Gross Unrealized Gains	1
Gross Unrealized Losses		(2)	(3)
Fair Value	5,264	6,022	7,475
U.S. government-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,304	5,435	10,678
Gross Unrealized Gains	3	1	1
Gross Unrealized Losses			(2)
Fair Value	8,307	5,436	10,677
U.S. treasury notes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	502	3,051	1,274
Fair Value	$ 502	$ 3,051	$ 1,274

Property And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,157	$ 3,211	$ 2,747
Accumulated depreciation and amortization	(2,901)	(2,784)	(2,300)
Property and equipment, net	256	427	447
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,446	1,508	1,259
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	425	421	401
Leasehold improvements, furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,286	$ 1,282	$ 1,087

Property And Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 147	$ 413	$ 484	$ 732	$ 733

Summary Of Revenue From Significant Collaboration Partners As Percentage Contract Revenue (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 Sanofi	Sep. 30, 2011 Sanofi	Dec. 31, 2011 Sanofi	Dec. 31, 2010 Sanofi	Dec. 31, 2009 Novartis	Dec. 31, 2009 Other
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from significant collaboration partners as percentage contract of revenue	100.00%	100.00%	100.00%	100.00%	49.00%	51.00%

Research and Development Collaboration and License Agreements - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial upfront non-refundable payment	$ 35,000,000
Additional non-refundable payment	5,000,000
Development, regulatory and commercial contingent payments	250,000,000
Maximum days to participate in development and promotion of products	90 days
Upfront payment being recognized	40,000,000
Contract revenue	6,080,000	14,386,000	20,255,000	17,712,000	589,000
Collaboration term					3 years
Setup fees
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Contract revenue					300,000
Contingent payment
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Contract revenue					$ 300,000

Revenue Recognized Under Sanofi Agreement (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract revenue:
Amortization of upfront fees	$ 5,630	$ 13,285	$ 18,977	$ 15,393
Reimbursement for development-related activities	450	1,101	1,278	2,319
Total contract revenue	$ 6,080	$ 14,386	$ 20,255	$ 17,712	$ 589

Other Income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
Nov. 30, 2010
Component of Other Income, Nonoperating [Line Items]
Total cash grants from Internal Revenue Services	$ 1

Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended
	Sep. 30, 2012 Tranche	Sep. 30, 2012 Tranche
Notes Payable [Line Items]
Debt discount related to issuance of warrants	$ 188,000	$ 188,000
Debt Issuance Cost Paid		114,000
Loan and Security Agreement
Notes Payable [Line Items]
Maximum amount of borrowing under agreement	15,000,000
Amount of borrowing required to be drawn	10,000,000
Amount of borrowing which may be drawn at option of Company	5,000,000
Number of loan tranches	3	3
Variable rate on loan	The loan has a monthly variable interest rate, reset each month, if applicable, as determined by adding to 600 basis points the greater of (a) one month LIBOR or (b) 3% (the LIBOR floor).
Spread on Variable rate	6.00%	6.00%
LIBOR floor rate	3.00%
Straight-line principal payments period	36 months
Percentage of exit fee of drawn amount	3.00%
Warrants issued as Percentage of Amount drawn under credit facility	4.00%	4.00%
Preferred Stock, issued per share amount	12.11	12.11
Exercisable period of warrants from the date of issuance	10 years
Notes payable, prepayment fee description		The Company must pay a prepayment fee determined by multiplying the outstanding loan amount by 5% if the prepayment occurs through December 31, 2014, 2% if the prepayment occurs in 2015 and 1% if the prepayment occurs in the final year.
Loan and Security Agreement | First Tranche, issued in September 2012
Notes Payable [Line Items]
Amount required to be issued by tranche	5,000,000
Loan and Security Agreement | Second Tranche, must be issued no later than June 2013
Notes Payable [Line Items]
Amount required to be issued by tranche	5,000,000
Loan and Security Agreement | Final tranche, may be drawn at option of Company no later than June 2013
Notes Payable [Line Items]
Amount required to be issued by tranche	5,000,000
Loan and Security Agreement | December 31, 2014
Notes Payable [Line Items]
Percentage of exit fee of drawn amount		5.00%
Loan and Security Agreement | 2015
Notes Payable [Line Items]
Percentage of exit fee of drawn amount		2.00%
Loan and Security Agreement | Final year
Notes Payable [Line Items]
Percentage of exit fee of drawn amount		1.00%
Loan and Security Agreement | Series E Preferred Stock
Notes Payable [Line Items]
Fair value of warrant upon issuance	79,000	79,000
Debt discount related to issuance of warrants	79,000	79,000
Loan and Security Agreement
Notes Payable [Line Items]
Interest expense related to borrowings		$ 40,000
Effective interest rate	10.00%	10.00%

Future Payments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Debt Instrument [Line Items]
Remainder of 2012	$ 143
2013	580
2014	1,990
2015	1,847
2016	1,701
Total minimum payments	6,261
Less amount representing interest	(1,261)
Notes payable, gross	5,000
Discount on notes payable	(188)
Accretion of the final exit fee payment	3
Long-term notes payable	$ 4,815

Preferred Stock Warrant Liability - Additional Information (Detail)	Sep. 30, 2012 Loan and Security Agreement	Oct. 31, 2005 Series B-2 Preferred Stock	Dec. 31, 2006 Series B-2 Preferred Stock	Sep. 30, 2012 Series E Preferred Stock Loan and Security Agreement
Class of Warrant or Right [Line Items]
Preferred Stock, issued per share amount	12.11	5.13
Warrant, expiration date		Oct 31, 2015
Warrant to purchase shares of preferred stock		15,599	38,997	16,516
Warrants issued as Percentage of Amount drawn under credit facility	4.00%

Commitments And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended
	Jan. 31, 2011	Jan. 31, 2008	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2009 Third party one	Mar. 31, 2012 Third party two
Loss Contingencies [Line Items]
Noncancelable operating lease, commenced period	2011-07	2008-02
Noncancelable operating lease, expiration period	2014-06	2011-06						2011-06	2014-06
Standby letters of credit issued under lease term			$ 205,000		$ 205,000
Deferred rent					200,000
Sublease agreement, term								29 months	28 months
Sublease agreement, start date								2009-02-01	2012-03-01
Rent expense, net of sublease income			100,000	400,000	600,000	400,000	500,000
Sublease income			700,000	400,000	500,000	400,000	300,000
Accruals or expenses related to indemnification issues			$ 0

Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 1,159
2013	1,207
2014	615
Total	$ 2,981

Sublease Payment Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating leases, future minimum sublease rentals payment due	$ 2,685
2012
Operating Leased Assets [Line Items]
Operating leases, future minimum sublease rentals payment due	1,037
2013
Operating Leased Assets [Line Items]
Operating leases, future minimum sublease rentals payment due	1,095
2014
Operating Leased Assets [Line Items]
Operating leases, future minimum sublease rentals payment due	$ 553

Convertible Preferred Stock And Stockholders' Deficit - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended			9 Months Ended			9 Months Ended		12 Months Ended						9 Months Ended						12 Months Ended			9 Months Ended						1 Months Ended	4 Months Ended	12 Months Ended						9 Months Ended						12 Months Ended			9 Months Ended						12 Months Ended			9 Months Ended						2 Months Ended		9 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2012	Feb. 28, 2010	Sep. 30, 2012 Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario one Minimum	Dec. 31, 2011 Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario one Minimum	Sep. 30, 2012 Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario two Minimum	Dec. 31, 2011 Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario two Minimum	Sep. 30, 2012 2012 Equity Incentive Plan	Sep. 30, 2012 2012 Equity Incentive Plan Common stock shares outstanding	Sep. 30, 2012 2012 Equity Incentive Plan 2011 stock plan	Sep. 30, 2012 2012 Equity Incentive Plan Equity Incentive Plan that will be increased automatically on the first business day of each fiscal year, Scenario 1	Sep. 30, 2012 2012 Equity Incentive Plan Equity Incentive Plan that will be increased automatically on the first business day of each fiscal year, Scenario 2	Dec. 31, 2011 Stock Awards	Dec. 31, 2010 Stock Awards	Dec. 31, 2009 Stock Awards	Dec. 31, 2011 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock Person	Dec. 31, 2010 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series A Preferred Stock Original purchase price	Dec. 31, 2011 Series A Preferred Stock Original purchase price	Dec. 31, 2010 Series A Preferred Stock Original purchase price	Sep. 30, 2012 Series A Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series A Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series B-2 Preferred Stock	Sep. 30, 2012 Series B-2 Preferred Stock Person	Dec. 31, 2010 Series B-2 Preferred Stock	Sep. 30, 2012 Series B-2 Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series B-2 Preferred Stock Original purchase price	Dec. 31, 2011 Series B-2 Preferred Stock Original purchase price	Dec. 31, 2010 Series B-2 Preferred Stock Original purchase price	Sep. 30, 2012 Series B-2 Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series B-2 Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Mar. 30, 2009 Series D Preferred Stock	Dec. 31, 2008 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Sep. 30, 2012 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Sep. 30, 2008 Series D Preferred Stock	Sep. 30, 2012 Series D Preferred Stock Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario two Maximum	Dec. 31, 2011 Series D Preferred Stock Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario two Maximum	Sep. 30, 2012 Series D Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series D Preferred Stock Original purchase price	Dec. 31, 2011 Series D Preferred Stock Original purchase price	Dec. 31, 2010 Series D Preferred Stock Original purchase price	Sep. 30, 2012 Series D Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series D Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series B-1 Preferred Stock	Sep. 30, 2012 Series B-1 Preferred Stock	Dec. 31, 2010 Series B-1 Preferred Stock	Sep. 30, 2012 Series B-1 Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series B-1 Preferred Stock Original purchase price	Dec. 31, 2011 Series B-1 Preferred Stock Original purchase price	Dec. 31, 2010 Series B-1 Preferred Stock Original purchase price	Sep. 30, 2012 Series B-1 Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series B-1 Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series C Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Sep. 30, 2012 Series C Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series C Preferred Stock Original purchase price	Dec. 31, 2011 Series C Preferred Stock Original purchase price	Dec. 31, 2010 Series C Preferred Stock Original purchase price	Sep. 30, 2012 Series C Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series C Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Jun. 30, 2012 Series E Preferred Stock	Sep. 30, 2012 Series E Preferred Stock	Sep. 30, 2012 Series E Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series E Preferred Stock Starting From October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series E Preferred Stock Original purchase price	Sep. 30, 2012 Series E Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held
Capital Unit [Line Items]
Common stock, shares authorized			80,000,000		60,000,000	60,000,000
Convertible preferred stock, shares authorized			60,152,555		39,108,536	39,108,536																1,527,611	1,527,611	1,527,611							14,811,323	14,811,323	14,811,323									12,400,000	11,385,196	12,400,000										3,425,152	3,425,152	3,425,152							6,944,450	6,944,450	6,944,450								22,058,823
Convertible preferred stock, par value			$ 0.001		$ 0.001	$ 0.001
Common stock, par value			$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, shares issued			12,329,330		10,657,030	10,657,030																428,922	428,922	428,922							4,119,759	4,119,759	4,119,759							431,973	1,015,357	3,196,755	3,196,755	3,196,755	1,749,425									961,720	961,720	961,720							1,949,874	1,949,874	1,949,874							1,672,300	1,672,300
Preferred Stock, issued per share amount																																								$ 11.57	$ 11.57				$ 11.57																											$ 12.11
Proceed from issuance of Convertible preferred stock			$ 18,845,000				$ 4,991,000																																	$ 5,000,000	$ 32,000,000																															$ 20,200,000
Redemption amount of outstanding Convertible preferred stock																						$ 15.39	$ 15.39			$ 5.13	$ 5.13	$ 5.13	$ 10.26	$ 10.26	$ 15.39	$ 15.39			$ 5.13	$ 5.13	$ 5.13	$ 10.26	$ 10.26			$ 28.92	$ 28.92			$ 28.92	$ 28.92		$ 11.57	$ 11.57	$ 11.57	$ 17.34	$ 17.34	$ 15.39	$ 15.39			$ 5.13	$ 5.13	$ 5.13	$ 10.26	$ 10.26	$ 25.64	$ 25.64			$ 10.26	$ 10.26	$ 10.26	$ 15.39	$ 15.39		$ 30.27			$ 12.11	$ 18.16
Annual noncumulative dividends entitled by preferred stock share holders for each outstanding share held																						$ 0.43			$ 0.43						$ 0.43			$ 0.43								$ 0.93						$ 0.93						$ 0.43			$ 0.43						$ 0.8206			$ 0.8206								$ 0.61	$ 0.61
Convertible Preferred Stock, conversion basis			Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into one fully paid and nonassessable share of common stock, subject to certain anti-dilution		Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into one fully paid and nonassessable share of common stock, subject to certain anti-dilution adjustments
Convertible preferred stock, pre-IPO Valuation amount										225,000,000	225,000,000
Convertible preferred stock, gross proceed										30,000,000	30,000,000
Convertible preferred stock, voting right percentage												60.00%	60.00%
Number of board of directors on which holders of preferred stock holders are entitled to elect																							2									2
Minimum shares of preferred stock required to participate in future equity issuance			280,782		280,782
Annual noncumulative dividends entitled by preferred stock share holders for each outstanding share held, if not paid when due																																																																											$ 1.21
Number of Shares authorized to be issued under plan		141,795	3,408,247						153,026						1,123,131	1,066,975
Vesting period			4 years											4 years
Vesting period expires			10 years											10 years
Percentage of increase in number of shares reserved for issuance																	5.00%
Number of increase in number of shares reserved for issuance																		842,348
Fiscal year over which number of shares reserved for issuance will increase, starting year														2013
Fiscal year over which number of shares reserved for issuance will increase, ending year														2022
Equity Incentive Plan period			10 years
Awards, common stock vested	57,981	56,998
Awards, fair value per share on measurement date	$ 1.46
Stock-based compensation expense			616,000	166,000	221,000	299,000	345,000												52,000	92,000	132,000
Common stock were subject to repurchase related to awards					141,795	137,583
Weighted-average remaining contractual life of options exercisable			6 years 1 month 6 days		6 years 4 months 24 days
Aggregate intrinsic value of options outstanding and exercisable			9,500,000		1,100,000
Aggregate intrinsic value of options vested and expected to vest			9,000,000		1,000,000
Options vested and expected to vest, average remaining contractual life			7 years 7 months 6 days		7 years 2 months 12 days
Weighted-average fair value-based measurement of employee and director stock option granted			$ 7.05	$ 0.82	$ 0.82	$ 1.07	$ 0.82
Fair Value common stock, per share								$ 11.36
Unrecognized compensation expense			$ 1,800,000		$ 196,000
Weighted-average period			3 years 3 months 18 days		2 years 7 months 6 days

Convertible Preferred Stock Balances (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Sep. 30, 2012 Series B-1 Preferred Stock	Dec. 31, 2011 Series B-1 Preferred Stock	Dec. 31, 2010 Series B-1 Preferred Stock	Sep. 30, 2012 Series B-2 Preferred Stock	Dec. 31, 2011 Series B-2 Preferred Stock	Dec. 31, 2010 Series B-2 Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Sep. 30, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Mar. 30, 2009 Series D Preferred Stock	Dec. 31, 2008 Series D Preferred Stock	Sep. 30, 2008 Series D Preferred Stock	Sep. 30, 2012 Series E Preferred Stock	Jun. 30, 2012 Series E Preferred Stock
Preferred Stock [Line Items]
Shares Authorized	60,152,555	39,108,536	39,108,536	1,527,611	1,527,611	1,527,611	3,425,152	3,425,152	3,425,152	14,811,323	14,811,323	14,811,323	6,944,450	6,944,450	6,944,450	11,385,196	12,400,000	12,400,000				22,058,823
Shares Issued and Outstanding	12,329,330	10,657,030	10,657,030	428,922	428,922	428,922	961,720	961,720	961,720	4,119,759	4,119,759	4,119,759	1,949,874	1,949,874	1,949,874	3,196,755	3,196,755	3,196,755	431,973	1,015,357	1,749,425	1,672,300	1,672,300
Carrying Value	$ 102,023	$ 83,178	$ 83,178	$ 1,835	$ 1,835	$ 1,835	$ 4,726	$ 4,726	$ 4,726	$ 21,039	$ 21,039	$ 21,039	$ 19,905	$ 19,905	$ 19,905	$ 35,673	$ 35,673	$ 35,673				$ 18,845
Liquidation Amount	$ 105,512	$ 85,262	$ 85,262	$ 2,200	$ 2,200	$ 2,200	$ 4,932	$ 4,932	$ 4,932	$ 21,128	$ 21,128	$ 21,128	$ 20,000	$ 20,000	$ 20,000	$ 37,002	$ 37,002	$ 37,002				$ 20,250

Shares of Common Stock Reserved for Issuance (Detail)	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	20,085,787	12,793,976
Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	428,922	428,922
Series B-1 Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	961,720	961,720
Series B-2 Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	4,119,759	4,119,759
Exercise and conversion of Series B-2 Preferred and Series E Preferred warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	55,513	38,997
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	1,949,874	1,949,874
Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	3,196,755	3,196,755
Series E Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	6,193,741
Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	2,122,035	1,011,650
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	1,057,468	1,086,299

Activity Under 2012 Plan (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shares Available For Grant
Beginning balances	1,011,650	318,690	522,497	911,337
Additional shares authorized	1,123,131	912,544
Stock awards granted		(72,441)	(134,530)	(105,574)
Options granted	(416,541)	(324,585)	(145,375)	(371,899)
Options canceled	386,888	165,980	76,098	77,168
Options exercised	58,484	35,087	147,154	9,639
Stock awards canceled and forfeited	16,907	11,462		11,465
Ending Balances	2,122,035	1,011,650	318,690	522,497
Number of Shares Subject to Options Outstanding
Beginning balances	1,086,299	962,781	1,040,658	755,566
Additional shares authorized	1,123,131	912,544
Stock awards granted		72,441	134,530	105,574
Options granted	416,541	324,585	145,375	371,899
Options canceled	(386,888)	(165,980)	(76,098)	(77,168)
Options exercised	(58,484)	(35,087)	(147,154)	(9,639)
Stock awards cancelled and forfeited
Ending balances	1,057,468	1,086,299	962,781	1,040,658
Options vested and expected to vest at end of period	1,004,642	1,032,033
Weighted Average Exercise Price
Beginning Balances	$ 1.18	$ 1.07	$ 1	$ 1.21
Options granted	$ 4.31	$ 1.46	$ 1.46	$ 1.21
Options canceled	$ 1.25	$ 1.25	$ 1.07	$ 1.03
Options exercised	$ 0.96	$ 0.96	$ 0.82	$ 0.71
Ending Balances	$ 2.39	$ 1.18	$ 1.07	$ 1
Options vested and expected to vest at end of period	$ 2.39	$ 1.18

Additional Information Regarding Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares	1,057,468	1,086,299
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.5	$ 0.5
Number of Shares	37,242	44,542
Weighted- Average Remaining Contractual Life (in Years)	2 years 6 months 11 days	3 years 3 months 15 days
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.54	$ 0.54
Number of Shares	45,627	61,070
Weighted- Average Remaining Contractual Life (in Years)	4 years 3 months 7 days	5 years 7 days
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.89	$ 0.89
Number of Shares	15,723	87,791
Weighted- Average Remaining Contractual Life (in Years)	4 years 9 months 18 days	5 years 6 months 22 days
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 1.03	$ 1.03
Number of Shares	182,761	250,207
Weighted- Average Remaining Contractual Life (in Years)	5 years 6 months 22 days	6 years 4 months 2 days
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 1.21	$ 1.07
Number of Shares	177,394	4,678
Weighted- Average Remaining Contractual Life (in Years)	6 years 4 months 21 days	9 months 18 days
Range Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 1.46	$ 1.21
Number of Shares	182,742	260,090
Weighted- Average Remaining Contractual Life (in Years)	8 years 2 months 5 days	7 years 1 month 21 days
Range Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 2.17	$ 1.46
Number of Shares	66,405	377,921
Weighted- Average Remaining Contractual Life (in Years)	9 years 5 months 12 days	9 years 18 days
Range Eight
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 4.74
Number of Shares	349,574
Weighted- Average Remaining Contractual Life (in Years)	9 years 9 months 29 days

Employee And Director Stock Options Granted under 2001 Plan, Assumption Used In Black-Scholes Model (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years	6 years	6 years	6 years	6 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	57.00%	58.00%	58.00%	87.00%	75.00%
Risk-free interest rate, minimum	0.80%	1.90%	1.90%	1.50%	1.90%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, maximum	59.00%	60.00%	60.00%	88.00%	84.00%
Risk-free interest rate, maximum	1.40%	2.70%	2.70%	2.90%	2.90%

Recent Grant Dates And Related Exercise Prices Of Stock Options Granted to Employees And Directors (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	416,541		324,585	145,375	371,899
Fair Value Estimate per Common Share	$ 7.05	$ 0.82	$ 0.82	$ 1.07	$ 0.82
January 26, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	92,939
Exercise Price	$ 1.46
Fair Value Estimate per Common Share	$ 0.82
April 5, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	140,391
Exercise Price	$ 1.46
Fair Value Estimate per Common Share	$ 0.82
July 19, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	91,255
Exercise Price	$ 1.46
Fair Value Estimate per Common Share	$ 0.82
March 12, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	66,967
Exercise Price	$ 2.17
Fair Value Estimate per Common Share	$ 1.18
July 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	349,574
Exercise Price	$ 4.74
Fair Value Estimate per Common Share	$ 8.16

Restricted Stock Awards, Granted (Detail) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 January 26, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of Shares Subject to Awards Granted	72,441	134,530	105,574	72,441
Fair Value Estimate per Common Share				$ 1.46

Stock-Based Compensation Expense (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 616,000	$ 166,000	$ 221,000	$ 299,000	$ 345,000
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	303,000	69,000	93,000	152,000	170,000
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 313,000	$ 97,000	$ 128,000	$ 147,000	$ 175,000

Significant Component Of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Income Tax Asset [Line Items]
Net operating losses	$ 26,699	$ 27,135	$ 25,235
Research and other credits	2,029	2,014	1,683
Deferred revenue	1,559
Other	750	1,051	722
Total deferred tax assets	31,037	30,200	27,640
Valuation allowance	(31,037)	(30,200)	(27,640)
Net deferred tax assets

Reconciliation Of Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Income Taxes [Line Items]
Statutory rate	(34.00%)	(34.00%)	(34.00%)
Nondeductible warrant expense			(0.40%)
Nondeductible stock compensation	2.60%	3.20%	0.40%
Therapeutic grants		(10.40%)	1.20%
Other	0.40%	0.40%	0.10%
Valuation allowance	31.00%	40.80%	32.70%
Effective tax rate	0.00%	0.00%	0.00%

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 30, 2011	Dec. 30, 2010	Dec. 30, 2009	Dec. 31, 2011	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Federal	Dec. 31, 2011 Federal Minimum	Dec. 31, 2011 Federal Maximum	Dec. 31, 2011 State	Dec. 31, 2011 State Minimum	Dec. 31, 2011 State Maximum
Income Tax [Line Items]
Increase in valuation allowance	$ 0.8	$ 2.6	$ 10.7
Net operating loss carryforwards							67			66.9
Net operating loss carryforwards, expiration term								2025	2030		2013	2028
Federal research and development credit carryforwards				$ 1.7
Federal research and development credit carryforwards, expiration year					2022	2031

Reconciliation Of Beginning And Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning balance	$ 1,022	$ 850	$ 691
Additions based on tax positions related to current year	3	172	159
Ending balance	$ 1,025	$ 1,022	$ 850

Activity In Accrued Restructuring Balance (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning at begging of period	$ 455
Additions based on charges during the year		1,096
Deductions based on payments during the period	(455)	(641)
Balance at end of period		$ 455

Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 1.1
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charge	0.9
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 0.2

Subsequent Events (unaudited) - Additional Information (Detail) (Loan and Security Agreement, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended					1 Months Ended
	Sep. 30, 2012 Tranche	Sep. 30, 2012 First Tranche, issued in September 2012	Sep. 30, 2012 Second Tranche, must be issued no later than June 2013	Sep. 30, 2012 Final tranche, may be drawn at option of Company no later than June 2013	Sep. 30, 2012 Series E Preferred Stock	Dec. 31, 2012 Subsequent Event	Dec. 31, 2012 Subsequent Event Second Tranche, must be issued no later than June 2013	Dec. 31, 2012 Subsequent Event Series E Preferred Stock
Subsequent Event [Line Items]
Amount drawn in second tranche						$ 5
Maximum amount of borrowing under agreement	15
Amount of borrowing required to be drawn	10
Number of loan tranches	3
Amount required to be issued by tranche		$ 5	$ 5	$ 5			$ 5
Amount of Series E Preferred shares called by right					16,516			16,516